UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	02/28/2023

Date of reporting period:	08/31/2022

Item 1 – Reports to Stockholders

PGIM GOVERNMENT INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Government Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2022.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Income Fund

October 14, 2022

PGIM Government Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/22	Average Annual Total Returns as of 8/31/22
	(without sales charges) Six Months* (%)	(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-8.84	-15.78	-1.71	-0.15	—

Class C	-9.28	-14.67	-1.87	-0.61	—

Class R	-8.86	-13.19	-1.33	-0.09	—

Class Z	-8.49	-12.42	-0.62	0.53	—

Class R6	-8.49	-12.42	-0.56	N/A	-0.46 (08/09/2016)

Bloomberg US Government Bond Index

	-7.54	-10.70	0.33	0.85	—

Bloomberg US Aggregate ex-Credit Index

	-7.20	-10.28	0.27	0.98	—

Average Annual Total Returns as of 8/31/22 Since Inception (%)

Class R6 (08/09/2016)

Bloomberg US Government Bond Index	0.04

Bloomberg US Aggregate ex-Credit Index	0.16

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Government Bond Index—The Bloomberg US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed.

Bloomberg US Aggregate ex-Credit Index—The Bloomberg US Aggregate ex-Credit Index is an unmanaged index that represents securities that are taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Government Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/22 (%)

AAA	97.7

Cash/Cash Equivalents	2.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.09	2.01	1.96

Class C	0.05	1.01	0.96

Class R	0.08	1.79	1.49

Class Z	0.11	2.69	2.57

Class R6	0.11	2.69	2.60

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Government Income Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Income Fund	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A Actual	$1,000.00	$ 911.60	1.06%	$ 5.11

Hypothetical	$1,000.00	$1,019.86	1.06%	$ 5.40

Class C Actual	$1,000.00	$ 907.20	2.04%	$ 9.81

Hypothetical	$1,000.00	$1,014.92	2.04%	$10.36

Class R Actual	$1,000.00	$ 911.40	1.35%	$ 6.50

Hypothetical	$1,000.00	$1,018.40	1.35%	$ 6.87

Class Z Actual	$1,000.00	$ 915.10	0.48%	$ 2.32

Hypothetical	$1,000.00	$1,022.79	0.48%	$ 2.45

Class R6 Actual	$1,000.00	$ 915.10	0.47%	$ 2.27

Hypothetical	$1,000.00	$1,022.84	0.47%	$ 2.40

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.2%

ASSET-BACKED SECURITIES 6.3%

Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	4.100%(c)	04/20/32	2,000	$1,978,310
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	3.867(c)	04/20/35	2,250	2,186,104
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	2.219(c)	04/18/35	1,500	1,456,568
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	07/20/34	1,000	974,952
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	4.392(c)	05/17/31	4,500	4,445,253
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.090(c)	01/17/33	2,250	2,222,405
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	3.993(c)	01/25/35	1,000	972,604
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	4.110(c)	01/16/33	2,250	2,229,360
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.880(c)	01/18/34	1,250	1,226,649
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	3.757(c)	10/20/32	2,250	2,211,517
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	4.170(c)	07/20/32	4,000	3,951,569
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	3.813(c)	10/25/28	731	726,642
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	3.752(c)	04/15/34	5,500	5,363,497

TOTAL ASSET-BACKED SECURITIES (cost $30,296,676)				29,945,430

See Notes to Financial Statements.

PGIM Government Income Fund    9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.5%

Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661%	08/15/52	6,000	$5,395,650
Fannie Mae-Aces,
Series 2021-M1G, Class A2	1.515(cc)	11/25/30	2,500	2,084,009
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	7,131,157
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0025, Class X1, IO	0.886(cc)	10/25/22	19,695	197
Series K0151, Class A3	3.511	04/25/30	900	884,559
Series K0152, Class A2	3.080	01/25/31	375	355,824
Series K1513, Class A3	2.797	08/25/34	6,500	5,691,618
Series K1514, Class A2	2.859	10/25/34	5,217	4,592,814
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A3	3.515	03/17/49	159	157,333

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $30,177,520)				26,293,161

CORPORATE BONDS 0.6%

Diversified Financial Services

Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,077,718
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	876,695

TOTAL CORPORATE BONDS
(cost $3,115,817)				2,954,413

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.0%
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620%
(Cap 11.750%, Floor 0.620%)	3.064(c)	10/25/28	21	19,619
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	3.641(cc)	02/25/34	90	86,869

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $110,973)				106,488

U.S. GOVERNMENT AGENCY OBLIGATIONS 43.3%
Federal Farm Credit Bank	5.480	06/27/42	1,000	996,230
Federal Home Loan Bank	3.250	11/16/28	1,320	1,313,160
Federal Home Loan Mortgage Corp.	1.500	11/01/50	877	718,362
Federal Home Loan Mortgage Corp.	2.000	01/01/32	206	193,046
Federal Home Loan Mortgage Corp.	2.000	05/01/51	966	832,103
Federal Home Loan Mortgage Corp.	2.500	05/01/28	535	517,560

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Home Loan Mortgage Corp.	2.500%	05/01/28	657	$636,254
Federal Home Loan Mortgage Corp.	2.500	03/01/30	449	430,706
Federal Home Loan Mortgage Corp.	2.500	09/01/31	270	258,569
Federal Home Loan Mortgage Corp.	2.500	10/01/32	347	332,667
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,056	957,439
Federal Home Loan Mortgage Corp.	2.500	04/01/51	5,588	5,003,224
Federal Home Loan Mortgage Corp.	2.500	08/01/51	4,652	4,160,766
Federal Home Loan Mortgage Corp.	2.500	09/01/51	491	439,490
Federal Home Loan Mortgage Corp.	3.000	10/01/28	76	74,226
Federal Home Loan Mortgage Corp.	3.000	06/01/29	246	240,881
Federal Home Loan Mortgage Corp.	3.000	12/01/30	315	308,280
Federal Home Loan Mortgage Corp.	3.000	01/01/37	493	473,594
Federal Home Loan Mortgage Corp.	3.000	04/01/43	774	733,341
Federal Home Loan Mortgage Corp.	3.000	07/01/43	831	790,167
Federal Home Loan Mortgage Corp.	3.000	10/01/46	335	316,996
Federal Home Loan Mortgage Corp.	3.000	11/01/46	291	274,211
Federal Home Loan Mortgage Corp.	3.000	12/01/46	272	256,288
Federal Home Loan Mortgage Corp.	3.000	01/01/47	941	887,712
Federal Home Loan Mortgage Corp.	3.000	03/01/47	214	202,188
Federal Home Loan Mortgage Corp.	3.000	06/01/50	744	691,053
Federal Home Loan Mortgage Corp.	3.500	11/01/37	213	210,565
Federal Home Loan Mortgage Corp.	3.500	06/01/42	548	534,351
Federal Home Loan Mortgage Corp.	3.500	06/01/43	376	365,033
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,167	1,135,527
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,341	1,304,428
Federal Home Loan Mortgage Corp.	3.500	08/01/47	1,006	974,946
Federal Home Loan Mortgage Corp.	3.500	10/01/47	92	89,270
Federal Home Loan Mortgage Corp.	4.000	06/01/26	26	26,139
Federal Home Loan Mortgage Corp.	4.000	09/01/26	84	84,211
Federal Home Loan Mortgage Corp.	4.000	11/01/39	460	461,142
Federal Home Loan Mortgage Corp.	4.000	09/01/40	252	252,311
Federal Home Loan Mortgage Corp.	4.000	12/01/40	164	164,298
Federal Home Loan Mortgage Corp.	4.000	12/01/40	213	213,235
Federal Home Loan Mortgage Corp.	4.000	04/01/42	360	360,809
Federal Home Loan Mortgage Corp.	4.000	04/01/42	536	536,492
Federal Home Loan Mortgage Corp.	4.000	05/01/46	495	493,173
Federal Home Loan Mortgage Corp.	4.000	08/01/46	135	134,569
Federal Home Loan Mortgage Corp.	4.000	12/01/46	126	125,056
Federal Home Loan Mortgage Corp.	4.000	07/01/47	263	260,845
Federal Home Loan Mortgage Corp.	4.000	08/01/47	92	91,811
Federal Home Loan Mortgage Corp.	4.000	08/01/47	276	273,150
Federal Home Loan Mortgage Corp.	4.000	06/01/48	63	62,727
Federal Home Loan Mortgage Corp.	4.000	11/01/48	122	121,029
Federal Home Loan Mortgage Corp.	4.500	09/01/39	626	639,365
Federal Home Loan Mortgage Corp.	4.500	07/01/47	94	94,571

See Notes to Financial Statements.

PGIM Government Income Fund    11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Home Loan Mortgage Corp.	4.500%	07/01/47	105	$105,969
Federal Home Loan Mortgage Corp.	4.500	08/01/47	322	325,616
Federal Home Loan Mortgage Corp.	5.000	06/01/33	387	402,356
Federal Home Loan Mortgage Corp.	5.000	03/01/34	22	22,457
Federal Home Loan Mortgage Corp.	5.000	05/01/34	36	37,575
Federal Home Loan Mortgage Corp.	5.000	05/01/34	262	272,441
Federal Home Loan Mortgage Corp.	5.000	02/01/48	131	134,582
Federal Home Loan Mortgage Corp.	5.500	05/01/37	50	53,186
Federal Home Loan Mortgage Corp.	5.500	01/01/38	42	44,562
Federal Home Loan Mortgage Corp.	6.000	12/01/33	21	22,381
Federal Home Loan Mortgage Corp.	6.000	09/01/34	83	86,368
Federal Home Loan Mortgage Corp.	6.250	07/15/32	140	171,935
Federal Home Loan Mortgage Corp.	6.500	09/01/32	28	29,355
Federal Home Loan Mortgage Corp.	6.500	09/01/32	57	59,560
Federal Home Loan Mortgage Corp.	7.000	09/01/32	25	25,014
Federal Home Loan Mortgage Corp., MTN	1.899(s)	11/15/38	2,500	1,390,976
Federal National Mortgage Assoc.	0.875	08/05/30	845	694,568
Federal National Mortgage Assoc.	1.500	10/01/50	407	333,338
Federal National Mortgage Assoc.	1.500	11/01/50	2,992	2,453,115
Federal National Mortgage Assoc.	1.500	12/01/50	2,209	1,810,477
Federal National Mortgage Assoc.	2.000	08/01/31	259	242,134
Federal National Mortgage Assoc.	2.000	05/01/36	2,463	2,272,394
Federal National Mortgage Assoc.	2.000	06/01/40	676	599,047
Federal National Mortgage Assoc.	2.000	02/01/41	5,713	5,069,603
Federal National Mortgage Assoc.	2.000	05/01/41	2,189	1,934,305
Federal National Mortgage Assoc.	2.000	09/01/50	4,816	4,162,558
Federal National Mortgage Assoc.	2.000	10/01/50	12,791	11,071,986
Federal National Mortgage Assoc.	2.000	11/01/50	949	819,517
Federal National Mortgage Assoc.	2.000	01/01/51	1,266	1,091,804
Federal National Mortgage Assoc.	2.000	01/01/51	1,800	1,553,709
Federal National Mortgage Assoc.	2.000	02/01/51	448	387,557
Federal National Mortgage Assoc.	2.000	05/01/51	2,397	2,065,345
Federal National Mortgage Assoc.	2.000	08/01/51	7,072	6,089,991
Federal National Mortgage Assoc.	2.000	10/01/51	1,012	871,268
Federal National Mortgage Assoc.	2.500	TBA	2,500	2,232,031
Federal National Mortgage Assoc.	2.500	06/01/28	245	237,012
Federal National Mortgage Assoc.	2.500	08/01/28	266	257,222
Federal National Mortgage Assoc.	2.500	08/01/29	54	51,509
Federal National Mortgage Assoc.	2.500	11/01/31	191	182,825
Federal National Mortgage Assoc.	2.500	05/01/41	870	795,098
Federal National Mortgage Assoc.	2.500	06/01/41	1,364	1,246,543
Federal National Mortgage Assoc.	2.500	02/01/43	152	137,220
Federal National Mortgage Assoc.	2.500	12/01/46	677	609,813
Federal National Mortgage Assoc.	2.500	01/01/50	1,510	1,354,355
Federal National Mortgage Assoc.	2.500	03/01/50	214	192,494

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	2.500%	05/01/50	1,176	$1,054,741
Federal National Mortgage Assoc.	2.500	06/01/50	585	523,949
Federal National Mortgage Assoc.	2.500	08/01/50	4,771	4,275,707
Federal National Mortgage Assoc.	2.500	09/01/50	5,000	4,481,158
Federal National Mortgage Assoc.	2.500	10/01/50	4,236	3,796,247
Federal National Mortgage Assoc.	2.500	04/01/51	5,654	5,063,014
Federal National Mortgage Assoc.	2.500	11/01/51	1,982	1,772,266
Federal National Mortgage Assoc.	2.500	04/01/52	1,967	1,758,356
Federal National Mortgage Assoc.	2.500	05/01/52	982	881,638
Federal National Mortgage Assoc.	3.000	TBA	500	462,773
Federal National Mortgage Assoc.	3.000	01/01/27	185	182,089
Federal National Mortgage Assoc.	3.000	08/01/28	436	426,564
Federal National Mortgage Assoc.	3.000	02/01/31	349	341,021
Federal National Mortgage Assoc.	3.000	11/01/36	180	172,121
Federal National Mortgage Assoc.	3.000	12/01/42	832	791,095
Federal National Mortgage Assoc.	3.000	02/01/43	395	375,370
Federal National Mortgage Assoc.	3.000	03/01/43	310	294,067
Federal National Mortgage Assoc.	3.000	04/01/43	368	350,061
Federal National Mortgage Assoc.	3.000	06/01/43	160	151,597
Federal National Mortgage Assoc.	3.000	06/01/43	315	299,336
Federal National Mortgage Assoc.	3.000	07/01/43	1,085	1,029,659
Federal National Mortgage Assoc.	3.000	09/01/46	847	799,404
Federal National Mortgage Assoc.	3.000	11/01/46	1,015	957,879
Federal National Mortgage Assoc.	3.000	11/01/46	1,094	1,032,865
Federal National Mortgage Assoc.	3.000	01/01/47	134	126,329
Federal National Mortgage Assoc.	3.000	04/01/47	2,227	2,096,706
Federal National Mortgage Assoc.	3.000	12/01/49	295	274,465
Federal National Mortgage Assoc.	3.000	12/01/49	660	613,245
Federal National Mortgage Assoc.	3.000	01/01/50	45	41,776
Federal National Mortgage Assoc.	3.000	06/01/50	278	257,843
Federal National Mortgage Assoc.	3.000	06/01/50	736	683,971
Federal National Mortgage Assoc.	3.000	04/01/52	489	453,321
Federal National Mortgage Assoc.	3.000	04/01/52	989	924,791
Federal National Mortgage Assoc.	3.000	04/01/52	3,434	3,183,035
Federal National Mortgage Assoc.	3.000	05/01/52	3,898	3,651,186
Federal National Mortgage Assoc.	3.500	TBA	2,500	2,379,990
Federal National Mortgage Assoc.	3.500	TBA	3,000	2,943,172
Federal National Mortgage Assoc.	3.500	TBA	6,500	6,382,967
Federal National Mortgage Assoc.	3.500	12/01/30	37	36,398
Federal National Mortgage Assoc.	3.500	11/01/32	1,152	1,134,783
Federal National Mortgage Assoc.	3.500	02/01/33	64	63,427
Federal National Mortgage Assoc.	3.500	05/01/33	106	104,375
Federal National Mortgage Assoc.	3.500	10/01/41	777	755,598
Federal National Mortgage Assoc.	3.500	12/01/41	240	233,044
Federal National Mortgage Assoc.	3.500	03/01/42	295	287,697

See Notes to Financial Statements.

PGIM Government Income Fund    13

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	3.500%	05/01/42	1,046	$1,015,377
Federal National Mortgage Assoc.	3.500	07/01/42	372	362,519
Federal National Mortgage Assoc.	3.500	12/01/42	806	784,728
Federal National Mortgage Assoc.	3.500	03/01/43	257	248,934
Federal National Mortgage Assoc.	3.500	06/01/45	1,749	1,694,340
Federal National Mortgage Assoc.	3.500	01/01/46	463	446,363
Federal National Mortgage Assoc.	3.500	12/01/46	834	807,449
Federal National Mortgage Assoc.	3.500	03/01/48	1,620	1,566,050
Federal National Mortgage Assoc.	3.500	04/01/48	1,363	1,318,961
Federal National Mortgage Assoc.	3.500	11/01/48	909	879,444
Federal National Mortgage Assoc.	4.000	TBA	1,500	1,464,023
Federal National Mortgage Assoc.	4.000	TBA	2,500	2,491,275
Federal National Mortgage Assoc.	4.000	09/01/40	481	481,149
Federal National Mortgage Assoc.	4.000	01/01/41	532	532,235
Federal National Mortgage Assoc.	4.000	09/01/44	355	353,983
Federal National Mortgage Assoc.	4.000	06/01/47	1,345	1,334,898
Federal National Mortgage Assoc.	4.000	06/01/47	1,364	1,350,012
Federal National Mortgage Assoc.	4.000	08/01/47	283	280,407
Federal National Mortgage Assoc.	4.000	09/01/47	1,642	1,630,713
Federal National Mortgage Assoc.	4.000	10/01/47	84	83,332
Federal National Mortgage Assoc.	4.000	10/01/47	826	820,003
Federal National Mortgage Assoc.	4.000	11/01/47	948	941,895
Federal National Mortgage Assoc.	4.000	12/01/47	195	193,966
Federal National Mortgage Assoc.	4.000	06/01/48	92	91,606
Federal National Mortgage Assoc.	4.500	04/01/41	370	377,905
Federal National Mortgage Assoc.	4.500	05/01/41	348	355,345
Federal National Mortgage Assoc.	4.500	01/01/45	120	122,907
Federal National Mortgage Assoc.	4.500	12/01/47	861	862,757
Federal National Mortgage Assoc.	4.500	06/01/48	176	177,185
Federal National Mortgage Assoc.	4.500	10/01/48	690	693,521
Federal National Mortgage Assoc.	5.000	12/01/31	54	54,419
Federal National Mortgage Assoc.	5.000	03/01/34	179	185,645
Federal National Mortgage Assoc.	5.000	07/01/35	67	70,231
Federal National Mortgage Assoc.	5.000	09/01/35	44	46,370
Federal National Mortgage Assoc.	5.000	11/01/35	57	58,828
Federal National Mortgage Assoc.	5.000	05/01/36	26	26,830
Federal National Mortgage Assoc.	5.000	07/01/52	1,000	1,010,834
Federal National Mortgage Assoc.	5.500	02/01/34	169	178,265
Federal National Mortgage Assoc.	5.500	09/01/34	308	324,716
Federal National Mortgage Assoc.	5.500	02/01/35	208	214,782
Federal National Mortgage Assoc.	5.500	06/01/35	52	53,184
Federal National Mortgage Assoc.	5.500	06/01/35	107	109,034
Federal National Mortgage Assoc.	5.500	09/01/35	83	84,866
Federal National Mortgage Assoc.	5.500	09/01/35	165	168,783
Federal National Mortgage Assoc.	5.500	10/01/35	168	174,093

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	5.500%	11/01/35	106		$108,488
Federal National Mortgage Assoc.	5.500	11/01/35	144		147,242
Federal National Mortgage Assoc.	5.500	11/01/36	4		4,687
Federal National Mortgage Assoc.	6.000	09/01/33	—(r	)	461
Federal National Mortgage Assoc.	6.000	11/01/33	—(r	)	387
Federal National Mortgage Assoc.	6.000	02/01/34	—(r	)	235
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	110
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	173
Federal National Mortgage Assoc.	6.000	09/01/34	12		12,853
Federal National Mortgage Assoc.	6.000	09/01/34	16		16,253
Federal National Mortgage Assoc.	6.000	11/01/34	3		3,588
Federal National Mortgage Assoc.	6.000	11/01/34	25		25,968
Federal National Mortgage Assoc.	6.000	02/01/35	—(r	)	119
Federal National Mortgage Assoc.	6.000	03/01/35	9		8,904
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	411
Federal National Mortgage Assoc.	6.000	12/01/35	56		58,370
Federal National Mortgage Assoc.	6.000	01/01/36	149		154,089
Federal National Mortgage Assoc.	6.000	05/01/36	40		42,072
Federal National Mortgage Assoc.	6.000	05/01/36	257		273,641
Federal National Mortgage Assoc.	6.500	07/01/32	313		328,733
Federal National Mortgage Assoc.	6.500	08/01/32	148		154,413
Federal National Mortgage Assoc.	6.500	09/01/32	51		53,259
Federal National Mortgage Assoc.	6.500	10/01/32	55		58,126
Federal National Mortgage Assoc.	6.500	10/01/32	324		343,885
Federal National Mortgage Assoc.	6.500	10/01/37	198		211,566
Federal National Mortgage Assoc.	6.625	11/15/30(k)	685		838,332
Federal National Mortgage Assoc.	7.000	05/01/24	2		2,185
Federal National Mortgage Assoc.	7.000	05/01/24	3		3,418
Federal National Mortgage Assoc.	7.000	05/01/24	16		16,332
Federal National Mortgage Assoc.	7.000	12/01/31	93		95,931
Federal National Mortgage Assoc.	7.000	09/01/33	57		57,283
Federal National Mortgage Assoc.	7.000	11/01/33	59		59,611
Federal National Mortgage Assoc.	9.000	04/01/25	1		824
Federal National Mortgage Assoc.	9.500	01/01/25	—(r	)	296
Federal National Mortgage Assoc.	9.500	01/01/25	1		503
Federal National Mortgage Assoc.	9.500	01/01/25	3		3,193
Federal National Mortgage Assoc.	9.500	02/01/25	1		529
Government National Mortgage Assoc.	2.500	12/20/46	189		172,407
Government National Mortgage Assoc.	3.000	03/15/45	578		544,206
Government National Mortgage Assoc.	3.000	07/20/45	1,406		1,342,563
Government National Mortgage Assoc.	3.000	07/20/46	681		650,233
Government National Mortgage Assoc.	3.000	08/20/46	1,267		1,209,733
Government National Mortgage Assoc.	3.000	10/20/46	102		97,804
Government National Mortgage Assoc.	3.000	02/20/47	1,906		1,819,591
Government National Mortgage Assoc.	3.000	05/20/47	361		344,199

See Notes to Financial Statements.

PGIM Government Income Fund    15

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	3.000%	12/20/47	128		$121,393
Government National Mortgage Assoc.	3.000	04/20/49	530		502,861
Government National Mortgage Assoc.	3.500	04/20/42	146		143,203
Government National Mortgage Assoc.	3.500	01/20/43	904		884,730
Government National Mortgage Assoc.	3.500	04/20/43	400		392,722
Government National Mortgage Assoc.	3.500	03/20/45	533		522,031
Government National Mortgage Assoc.	3.500	04/20/45	285		280,012
Government National Mortgage Assoc.	3.500	07/20/46	1,035		1,012,208
Government National Mortgage Assoc.	3.500	03/20/47	98		95,491
Government National Mortgage Assoc.	3.500	07/20/47	597		582,950
Government National Mortgage Assoc.	3.500	02/20/48	1,302		1,268,770
Government National Mortgage Assoc.	3.500	11/20/48	342		332,239
Government National Mortgage Assoc.	3.500	01/20/49	301		293,884
Government National Mortgage Assoc.	3.500	02/20/49	1,814		1,767,735
Government National Mortgage Assoc.	3.500	05/20/49	487		472,161
Government National Mortgage Assoc.	3.500	06/20/49	1,123		1,084,274
Government National Mortgage Assoc.	4.000	02/20/41	193		194,263
Government National Mortgage Assoc.	4.000	06/20/44	378		377,249
Government National Mortgage Assoc.	4.000	08/20/44	117		116,260
Government National Mortgage Assoc.	4.000	11/20/45	223		222,454
Government National Mortgage Assoc.	4.000	11/20/46	204		203,781
Government National Mortgage Assoc.	4.000	02/20/47	180		178,850
Government National Mortgage Assoc.	4.000	10/20/47	191		190,430
Government National Mortgage Assoc.	4.000	12/20/47	137		136,935
Government National Mortgage Assoc.	4.000	07/20/48	405		403,788
Government National Mortgage Assoc.	4.000	02/20/49	482		480,264
Government National Mortgage Assoc.	4.000	03/20/49	789		782,838
Government National Mortgage Assoc.	4.500	02/20/40	117		121,017
Government National Mortgage Assoc.	4.500	01/20/41	72		75,303
Government National Mortgage Assoc.	4.500	02/20/41	342		349,113
Government National Mortgage Assoc.	4.500	03/20/41	174		177,914
Government National Mortgage Assoc.	4.500	06/20/44	254		264,442
Government National Mortgage Assoc.	4.500	02/20/46	22		22,319
Government National Mortgage Assoc.	4.500	03/20/46	112		115,505
Government National Mortgage Assoc.	4.500	03/20/47	517		527,815
Government National Mortgage Assoc.	4.500	08/20/47	90		91,755
Government National Mortgage Assoc.	4.500	01/20/48	71		72,279
Government National Mortgage Assoc.	4.500	02/20/48	429		436,026
Government National Mortgage Assoc.	5.000	07/15/33	233		243,367
Government National Mortgage Assoc.	5.000	09/15/33	366		382,673
Government National Mortgage Assoc.	5.000	04/15/34	14		14,484
Government National Mortgage Assoc.	5.500	02/15/34	162		168,235
Government National Mortgage Assoc.	5.500	02/15/36	86		91,046
Government National Mortgage Assoc.	7.000	01/15/23	—(r	)	8
Government National Mortgage Assoc.	7.000	01/15/23	—(r	)	87

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	03/15/23	—(r	)	$63
Government National Mortgage Assoc.	7.000	04/15/23	—(r	)	73
Government National Mortgage Assoc.	7.000	04/15/23	—(r	)	394
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	16
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	55
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	90
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	105
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	158
Government National Mortgage Assoc.	7.000	05/15/23	1		1,248
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	4
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	15
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	181
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	207
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	260
Government National Mortgage Assoc.	7.000	06/15/23	1		634
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	12
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	13
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	48
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	61
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	72
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	107
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	118
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	125
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	485
Government National Mortgage Assoc.	7.000	07/15/23	3		3,321
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	36
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	36
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	108
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	190
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	282
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	307
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	352
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	427
Government National Mortgage Assoc.	7.000	08/15/23	1		619
Government National Mortgage Assoc.	7.000	08/15/23	1		681
Government National Mortgage Assoc.	7.000	08/15/23	1		1,188
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	36
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	113
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	172
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	207
Government National Mortgage Assoc.	7.000	09/15/23	1		900
Government National Mortgage Assoc.	7.000	09/15/23	2		2,183
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	23
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	32
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	52

See Notes to Financial Statements.

PGIM Government Income Fund    17

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	—(r	)	$75
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	116
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	132
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	136
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	139
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	187
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	244
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	270
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	277
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	295
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	340
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	413
Government National Mortgage Assoc.	7.000	10/15/23	1		502
Government National Mortgage Assoc.	7.000	10/15/23	1		510
Government National Mortgage Assoc.	7.000	10/15/23	1		537
Government National Mortgage Assoc.	7.000	10/15/23	2		1,646
Government National Mortgage Assoc.	7.000	10/15/23	4		3,936
Government National Mortgage Assoc.	7.000	10/15/23	5		4,821
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	45
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	76
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	85
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	122
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	140
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	311
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	321
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	376
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	413
Government National Mortgage Assoc.	7.000	11/15/23	1		727
Government National Mortgage Assoc.	7.000	11/15/23	1		749
Government National Mortgage Assoc.	7.000	11/15/23	1		834
Government National Mortgage Assoc.	7.000	11/15/23	1		1,285
Government National Mortgage Assoc.	7.000	11/15/23	1		1,374
Government National Mortgage Assoc.	7.000	11/15/23	2		1,910
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	32
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	119
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	132
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	195
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	255
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	262
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	292
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	293
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	350
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	431
Government National Mortgage Assoc.	7.000	12/15/23	1		507
Government National Mortgage Assoc.	7.000	12/15/23	1		524

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	1		$675
Government National Mortgage Assoc.	7.000	12/15/23	1		706
Government National Mortgage Assoc.	7.000	12/15/23	1		753
Government National Mortgage Assoc.	7.000	12/15/23	1		1,132
Government National Mortgage Assoc.	7.000	12/15/23	2		1,782
Government National Mortgage Assoc.	7.000	12/15/23	2		2,185
Government National Mortgage Assoc.	7.000	12/15/23	3		2,851
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	40
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	81
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	100
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	352
Government National Mortgage Assoc.	7.000	01/15/24	1		812
Government National Mortgage Assoc.	7.000	01/15/24	1		1,206
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	127
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	294
Government National Mortgage Assoc.	7.000	02/15/24	1		535
Government National Mortgage Assoc.	7.000	02/15/24	2		1,865
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	37
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	225
Government National Mortgage Assoc.	7.000	03/15/24	1		608
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	11
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	192
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	248
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	276
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	489
Government National Mortgage Assoc.	7.000	04/15/24	1		566
Government National Mortgage Assoc.	7.000	04/15/24	2		1,849
Government National Mortgage Assoc.	7.000	04/15/24	2		2,387
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	44
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	132
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	155
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	263
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	268
Government National Mortgage Assoc.	7.000	05/15/24	1		627
Government National Mortgage Assoc.	7.000	05/15/24	1		675
Government National Mortgage Assoc.	7.000	05/15/24	1		766
Government National Mortgage Assoc.	7.000	05/15/24	1		870
Government National Mortgage Assoc.	7.000	05/15/24	3		2,920
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	17
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	29
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	89
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	159
Government National Mortgage Assoc.	7.000	06/15/24	1		527
Government National Mortgage Assoc.	7.000	06/15/24	1		926
Government National Mortgage Assoc.	7.000	06/15/24	1		1,162

See Notes to Financial Statements.

PGIM Government Income Fund    19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	06/15/24	1		$1,469
Government National Mortgage Assoc.	7.000	06/15/24	3		2,541
Government National Mortgage Assoc.	7.000	07/15/24	—(r	)	199
Government National Mortgage Assoc.	7.000	07/15/24	1		695
Government National Mortgage Assoc.	7.000	02/15/29	5		4,913
Government National Mortgage Assoc.	7.500	01/15/23	—(r	)	3
Government National Mortgage Assoc.	7.500	05/15/23	1		798
Government National Mortgage Assoc.	7.500	06/15/23	—(r	)	35
Government National Mortgage Assoc.	7.500	09/15/23	—(r	)	211
Government National Mortgage Assoc.	7.500	10/15/23	1		578
Government National Mortgage Assoc.	7.500	10/15/23	1		1,004
Government National Mortgage Assoc.	7.500	11/15/23	1		1,264
Government National Mortgage Assoc.	7.500	12/15/23	—(r	)	201
Government National Mortgage Assoc.	7.500	12/15/23	—(r	)	299
Government National Mortgage Assoc.	7.500	01/15/24	—(r	)	62
Government National Mortgage Assoc.	7.500	01/15/24	—(r	)	460
Government National Mortgage Assoc.	7.500	01/15/24	2		2,263
Government National Mortgage Assoc.	7.500	01/15/24	3		3,013
Government National Mortgage Assoc.	7.500	02/15/24	—(r	)	198
Government National Mortgage Assoc.	7.500	02/15/24	2		1,632
Government National Mortgage Assoc.	7.500	03/15/24	1		1,052
Government National Mortgage Assoc.	7.500	04/15/24	1		638
Government National Mortgage Assoc.	7.500	04/15/24	1		937
Government National Mortgage Assoc.	7.500	05/15/24	—(r	)	81
Government National Mortgage Assoc.	7.500	06/15/24	—(r	)	483
Government National Mortgage Assoc.	7.500	06/15/24	1		924
Government National Mortgage Assoc.	7.500	06/15/24	2		2,028
Government National Mortgage Assoc.	7.500	07/15/24	1		1,293
Government National Mortgage Assoc.	7.500	07/15/24	2		2,322
Government National Mortgage Assoc.	8.500	04/15/25	22		22,928
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500		580,749
Resolution Funding Corp. Interest Strips, Bonds	2.776(s)	01/15/30	630		479,876
Resolution Funding Corp. Interest Strips, Bonds	3.564(s)	04/15/30	1,290		980,808
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280		1,732,564
Resolution Funding Corp. Principal Strips, Bonds	3.341(s)	01/15/30	3,205		2,458,226
Tennessee Valley Authority,
Sr. Unsec’d. Notes, Series A	2.875	02/01/27	335		326,559
Sr. Unsec’d. Notes, Series E	6.750	11/01/25	1,300		1,420,431
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485		1,376,321
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	285		236,427
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170		202,390
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170		1,443,833

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $222,600,951)					206,307,631

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 41.5%
U.S. Treasury Bonds	2.000%	11/15/41	15,080	$11,715,275
U.S. Treasury Bonds	2.250	05/15/41	73,495	59,944,359
U.S. Treasury Bonds	2.500	02/15/46	11,755	9,690,528
U.S. Treasury Bonds	2.500	05/15/46	2,850	2,348,133
U.S. Treasury Bonds	2.750	08/15/47	4,100	3,563,797
U.S. Treasury Bonds	2.875	05/15/52	690	636,309
U.S. Treasury Bonds	3.000	11/15/44(k)	4,790	4,332,705
U.S. Treasury Bonds	3.625	08/15/43	280	281,356
U.S. Treasury Notes	1.250	04/30/28	5,090	4,537,655
U.S. Treasury Notes	2.500	05/15/24	14,000	13,774,141
U.S. Treasury Notes	2.625	07/31/29	715	685,506
U.S. Treasury Notes	2.875	05/15/28	26,350	25,670,664
U.S. Treasury Notes	3.125	08/31/27	1,550	1,536,316
U.S. Treasury Notes	3.125	11/15/28	11,370	11,226,098
U.S. Treasury Notes	3.125	08/31/29	125	123,809
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	888,493
U.S. Treasury Strips Coupon	1.177(s)	05/15/29	4,580	3,658,812
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	77,162
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	2,089,268
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	85,240
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	222,545
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,199,005
U.S. Treasury Strips Coupon	1.510(s)	02/15/39	8,525	4,801,973
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	19,800	9,220,922
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	817,227
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	320	240,225
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	210	106,468
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,137,670
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,415	1,089,329
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	300	170,637
U.S. Treasury Strips Coupon	2.085(s)	08/15/43	675	307,811
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	675	561,463
U.S. Treasury Strips Coupon	2.205(s)	05/15/39	850	476,100
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	284,719
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,157,492
U.S. Treasury Strips Coupon	2.351(s)	11/15/40	3,415	1,776,734
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	277,353
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	931,216
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	971,862
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	91,207
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	248,007
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	210,169
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	6,222,491
U.S. Treasury Strips Coupon	3.243(s)	02/15/46	9,895	4,119,180
U.S. Treasury Strips Coupon	3.398(s)	08/15/41	1,485	741,572

See Notes to Financial Statements.

PGIM Government Income Fund    21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	3.443%(s)	02/15/42	6,830	$3,309,082

TOTAL U.S. TREASURY OBLIGATIONS (cost $236,906,644)				197,558,085

TOTAL LONG-TERM INVESTMENTS (cost $523,208,581)				463,165,208

			Shares

SHORT-TERM INVESTMENT 6.7%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $31,842,432)			31,842,432	31,842,432

TOTAL INVESTMENTS 103.9% (cost $555,051,013)				495,007,640
Liabilities in excess of other assets(z) (3.9)%				(18,587,977)

NET ASSETS 100.0%				$476,419,663

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

See Notes to Financial Statements.

22

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
297	2 Year U.S. Treasury Notes	Dec. 2022	$61,873,453	$(112,266)
349	5 Year U.S. Treasury Notes	Dec. 2022	38,676,288	(335,374)
1,291	10 Year U.S. Treasury Notes	Dec. 2022	150,925,969	(1,238,713)
41	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	6,129,500	(39,699)

				(1,726,052)

Short Positions:
563	10 Year U.S. Ultra Treasury Notes	Dec. 2022	70,480,563	514,596
1,083	20 Year U.S. Treasury Bonds	Dec. 2022	147,118,781	910,233

				1,424,829

				$(301,223)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$4,103,731

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Government Income Fund    23

Schedule of Investments  (unaudited) (continued)

as of August 31, 202

The following is a summary of the inputs used as of August 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$29,945,430	$—
Commercial Mortgage-Backed Securities	—	26,293,161	—
Corporate Bonds	—	2,954,413	—
Residential Mortgage-Backed Securities	—	106,488	—
U.S. Government Agency Obligations	—	206,307,631	—
U.S. Treasury Obligations	—	197,558,085	—
Short-Term Investment
Unaffiliated Fund	31,842,432	—	—

Total	$31,842,432	$463,165,208	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,424,829	$—	$—

Liabilities
Futures Contracts	$(1,726,052)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2022 were as follows:

U.S. Government Agency Obligations	43.3%
U.S. Treasury Obligations	41.5
Unaffiliated Fund	6.7
Collateralized Loan Obligations	6.3
Commercial Mortgage-Backed Securities	5.5
Diversified Financial Services	0.6
Residential Mortgage-Backed Securities	0.0 *

103.9
Liabilities in excess of other assets	(3.9)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

24

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,424,829	*	Due from/to broker-variation margin futures	$1,726,052	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$7,389,740

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$506,033

For the six months ended August 31, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$252,005,994
Futures Contracts - Short Positions (1)	210,737,512

*	Average volume is based on average quarter end balances as noted for the six months ended August 31, 2022.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Government Income Fund    25

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2022

Assets

Unaffiliated investments (cost $555,051,013)	$495,007,640
Receivable for investments sold	23,410,041
Interest receivable	1,992,703
Receivable for Fund shares sold	600,042
Due from broker—variation margin futures	322,200
Prepaid expenses	142

Total Assets	521,332,768

Liabilities
Payable for investments purchased	43,191,658
Payable for Fund shares purchased	1,351,126
Management fee payable	159,589
Dividends payable	69,254
Accrued expenses and other liabilities	64,952
Distribution fee payable	46,231
Affiliated transfer agent fee payable	27,216
Directors’ fees payable	3,079

Total Liabilities	44,913,105

Net Assets	$476,419,663

Net assets were comprised of:
Common stock, at par	$582,206
Paid-in capital in excess of par	557,873,372
Total distributable earnings (loss)	(82,035,915)

Net assets, August 31, 2022	$476,419,663

See Notes to Financial Statements.

26

Class A

Net asset value and redemption price per share,
($182,407,711 ÷ 22,265,987 shares of common stock issued and outstanding)	$8.19
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.47

Class C

Net asset value, offering price and redemption price per share,
($4,193,665 ÷ 510,563 shares of common stock issued and outstanding)	$8.21

Class R

Net asset value, offering price and redemption price per share,
($7,190,466 ÷ 876,238 shares of common stock issued and outstanding)	$8.21

Class Z

Net asset value, offering price and redemption price per share,
($202,426,471 ÷ 24,751,920 shares of common stock issued and outstanding)	$8.18

Class R6

Net asset value, offering price and redemption price per share,
($80,201,350 ÷ 9,815,908 shares of common stock issued and outstanding)	$8.17

See Notes to Financial Statements.

PGIM Government Income Fund    27

Statement of Operations  (unaudited)

Six Months Ended August 31, 2022

Net Investment Income (Loss)

Income
Interest income	$5,545,983
Unaffiliated dividend income	80,620

Total income	5,626,603

Expenses
Management fee	1,021,943
Distribution fee(a)	299,739
Transfer agent’s fees and expenses (including affiliated expense of $104,812)(a)	399,130
Registration fees(a)	58,228
Custodian and accounting fees	39,185
Shareholders’ reports	21,880
Audit fee	18,652
Legal fees and expenses	10,845
Directors’ fees	7,476
Miscellaneous	13,835

Total expenses	1,890,913
Less: Fee waiver and/or expense reimbursement(a)	(200,786)
Distribution fee waiver(a)	(9,700)

Net expenses	1,680,427

Net investment income (loss)	3,946,176

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(4,187,490)
Futures transactions	7,389,740

3,202,250

Net change in unrealized appreciation (depreciation) on:
Investments	(49,007,892)
Futures	506,033
Foreign currencies	2

(48,501,857)

Net gain (loss) on investment and foreign currency transactions	(45,299,607)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(41,353,431)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	246,098	24,540	29,101	—	—
Transfer agent’s fees and expenses	319,271	5,304	7,385	65,822	1,348
Registration fees	13,276	8,666	7,244	15,033	14,009
Fee waiver and/or expense reimbursement	(51,908)	(1,294)	(2,046)	(107,682)	(37,856)
Distribution fee waiver	—	—	(9,700)	—	—

See Notes to Financial Statements.

28

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2022	Year Ended February 28, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,946,176	$5,171,237
Net realized gain (loss) on investment transactions	3,202,250	(13,574,331)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(48,501,857)	(15,419,868)

Net increase (decrease) in net assets resulting from operations	(41,353,431)	(23,822,962)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,066,155)	(8,134,356)
Class C	(28,064)	(189,619)
Class R	(70,032)	(303,955)
Class Z	(1,845,335)	(6,112,852)
Class R6	(1,146,592)	(4,097,484)

	(5,156,178)	(18,838,266)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	169,175,359	140,166,202
Net asset value of shares issued in reinvestment of dividends and distributions	4,787,721	17,754,134
Cost of shares purchased	(106,371,372)	(299,843,938)

Net increase (decrease) in net assets from Fund share transactions	67,591,708	(141,923,602)

Total increase (decrease)	21,082,099	(184,584,830)

Net Assets:

Beginning of period	455,337,564	639,922,394

End of period	$476,419,663	$455,337,564

See Notes to Financial Statements.

PGIM Government Income Fund    29

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.08		$9.86	$10.01	$9.33	$9.29	$9.55
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.07	0.06	0.16	0.16	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.87)		(0.53)	(0.05)	0.72	0.07	(0.17)
Total from investment operations	(0.80)		(0.46)	0.01	0.88	0.23	(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.16)	(0.20)	(0.19)	(0.16)
Distributions from net realized gains	-		(0.16)	-	-	-	(0.05)
Total dividends and distributions	(0.09)		(0.32)	(0.16)	(0.20)	(0.19)	(0.21)
Net asset value, end of period	$8.19		$9.08	$9.86	$10.01	$9.33	$9.29
Total Return(b):	(8.84)%		(4.72)%	0.08%	9.48%	2.51%	(0.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$182,408		$217,848	$268,126	$258,869	$256,351	$289,049
Average net assets (000)	$195,274		$244,663	$357,068	$255,449	$271,435	$312,816
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.06	%(e)	0.98%	0.95%	1.05%	1.06%	1.01%
Expenses before waivers and/or expense reimbursement	1.11	%(e)	1.02%	1.00%	1.05%	1.06%	1.01%
Net investment income (loss)	1.54	%(e)	0.74%	0.56%	1.67%	1.70%	1.30%
Portfolio turnover rate(f)(g)	73%		143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2022		2022		2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.10		$9.88		$10.04		$9.35	$9.31	$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01	)(b)	(0.02	)(b)	0.08	0.08	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)		(0.53)		(0.05)		0.73	0.07	(0.18)
Total from investment operations	(0.84)		(0.54)		(0.07)		0.81	0.15	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)		(0.09)		(0.12)	(0.11)	(0.08)
Distributions from net realized gains	-		(0.16)		-		-	-	(0.05)
Total dividends and distributions	(0.05)		(0.24)		(0.09)		(0.12)	(0.11)	(0.13)
Net asset value, end of period	$8.21		$9.10		$9.88		$10.04	$9.35	$9.31
Total Return(c):	(9.28)%		(5.50)%		(0.75)%		8.67%	1.65%	(1.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,194		$6,098		$12,166		$7,768	$8,677	$9,001
Average net assets (000)	$4,868		$8,379		$13,921		$7,755	$8,612	$10,053
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.04	%(f)	1.81%		1.69%		1.88%	1.91%	1.79%
Expenses before waivers and/or expense reimbursement	2.09	%(f)	1.85%		1.74%		1.88%	1.91%	1.79%
Net investment income (loss)	0.57	%(f)	(0.09)%		(0.20)%		0.85%	0.85%	0.51%
Portfolio turnover rate(g)(h)	73%		143%		232%		119%	143%	428%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund    31

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.09		$9.87	$10.03	$9.34	$9.30	$9.56
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.04	0.03	0.13	0.13	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.85)		(0.52)	(0.06)	0.73	0.07	(0.18)
Total from investment operations	(0.80)		(0.48)	(0.03)	0.86	0.20	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.14)	(0.13)	(0.17)	(0.16)	(0.13)
Distributions from net realized gains	-		(0.16)	-	-	-	(0.05)
Total dividends and distributions	(0.08)		(0.30)	(0.13)	(0.17)	(0.16)	(0.18)
Net asset value, end of period	$8.21		$9.09	$9.87	$10.03	$9.34	$9.30
Total Return(b):	(8.86)%		(5.01)%	(0.30)%	9.26%	2.17%	(0.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,190		$8,465	$11,915	$11,346	$12,198	$13,718
Average net assets (000)	$7,697		$10,282	$12,173	$11,439	$13,211	$14,559
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.35	%(e)	1.28%	1.24%	1.35%	1.39%	1.29%
Expenses before waivers and/or expense reimbursement	1.65	%(e)	1.57%	1.54%	1.60%	1.64%	1.54%
Net investment income (loss)	1.24	%(e)	0.44%	0.29%	1.38%	1.37%	1.02%
Portfolio turnover rate(f)(g)	73%		143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.06		$9.84	$9.99	$9.31	$9.27	$9.53
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.12	0.10	0.20	0.19	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)		(0.53)	(0.04)	0.71	0.07	(0.18)
Total from investment operations	(0.77)		(0.41)	0.06	0.91	0.26	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.21)	(0.23)	(0.22)	(0.18)
Distributions from net realized gains	-		(0.16)	-	-	-	(0.05)
Total dividends and distributions	(0.11)		(0.37)	(0.21)	(0.23)	(0.22)	(0.23)
Net asset value, end of period	$8.18		$9.06	$9.84	$9.99	$9.31	$9.27
Total Return(b):	(8.49)%		(4.26)%	0.55%	9.93%	2.87%	(0.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$202,426		$128,655	$233,898	$98,625	$70,338	$74,262
Average net assets (000)	$138,845		$163,472	$272,278	$82,582	$61,528	$93,050
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.48	%(e)	0.48%	0.48%	0.65%	0.72%	0.76%
Expenses before waivers and/or expense reimbursement	0.63	%(e)	0.61%	0.66%	0.72%	0.72%	0.76%
Net investment income (loss)	2.09	%(e)	1.23%	1.00%	2.06%	2.03%	1.55%
Portfolio turnover rate(f)(g)	73%		143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund    33

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.05		$9.83	$9.98	$9.30	$9.26	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.12	0.10	0.21	0.20	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)		(0.53)	(0.04)	0.71	0.07	(0.18)
Total from investment operations	(0.77)		(0.41)	0.06	0.92	0.27	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.21)	(0.24)	(0.23)	(0.20)
Distributions from net realized gains	-		(0.16)	-	-	-	(0.05)
Total dividends and distributions	(0.11)		(0.37)	(0.21)	(0.24)	(0.23)	(0.25)
Net asset value, end of period	$8.17		$9.05	$9.83	$9.98	$9.30	$9.26
Total Return(b):	(8.49)%		(4.26)%	0.46%	10.14%	2.98%	(0.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,201		$94,271	$113,817	$70,584	$53,380	$42,239
Average net assets (000)	$84,641		$106,410	$103,539	$59,164	$48,394	$38,343
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.47	%(e)	0.47%	0.47%	0.57%	0.61%	0.59%
Expenses before waivers and/or expense reimbursement	0.56	%(e)	0.54%	0.54%	0.59%	0.61%	0.59%
Net investment income (loss)	2.13	%(e)	1.25%	1.02%	2.14%	2.17%	1.75%
Portfolio turnover rate(f)(g)	73%		143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Government Income Fund (the “Fund’), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current return.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is provided to the Board at the first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Government Income Fund    35

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an

36

approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

PGIM Government Income Fund    37

Notes to Financial Statements  (unaudited) (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

38

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.470% of average daily net assets up to $1 billion;	0.47%
0.420% of average daily net assets from $1 billion to $2 billion;
0.320% of average daily net assets from $2 billion to $3 billion;

PGIM Government Income Fund    39

Notes to Financial Statements  (unaudited) (continued)

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.270% of average daily net assets over $3 billion.

The Manager has contractually agreed, through June 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	0.48
R6	0.47

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

40

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$12,579	$5,832

C	—	134

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$211,821,116	$178,575,203

PGIM Government Income Fund    41

Notes to Financial Statements  (unaudited) (continued)

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$556,692,634	$1,826,981	$(63,813,198)	$(61,986,217)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2022 of approximately $20,002,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2022 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

42

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share, 2.5 billon of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares
A	230,000,000
B	5,000,000
C	495,000,000
R	500,000,000
Z	500,000,000
T	270,000,000
R6	500,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of August 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	16,774	0.1%
R	711,904	81.2
Z	32,914	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	70.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2022:
Shares sold	1,066,085	$9,041,499
Shares issued in reinvestment of dividends and distributions	213,425	1,805,535
Shares purchased	(3,028,515)	(25,676,669)
Net increase (decrease) in shares outstanding before conversion	(1,749,005)	(14,829,635)
Shares issued upon conversion from other share class(es)	30,167	259,801
Shares purchased upon conversion into other share class(es)	(16,502)	(142,885)
Net increase (decrease) in shares outstanding	(1,735,340)	$(14,712,719)

PGIM Government Income Fund    43

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended February 28, 2022:
Shares sold	2,322,603	$22,320,836
Shares issued in reinvestment of dividends and distributions	761,290	7,225,575
Shares purchased	(6,217,406)	(59,540,791)
Net increase (decrease) in shares outstanding before conversion	(3,133,513)	(29,994,380)
Shares issued upon conversion from other share class(es)	62,765	605,409
Shares purchased upon conversion into other share class(es)	(131,565)	(1,260,731)
Net increase (decrease) in shares outstanding	(3,202,313)	$(30,649,702)

Class C
Six months ended August 31, 2022:
Shares sold	10,937	$92,769
Shares issued in reinvestment of dividends and distributions	3,283	28,001
Shares purchased	(151,027)	(1,278,689)
Net increase (decrease) in shares outstanding before conversion	(136,807)	(1,157,919)
Shares purchased upon conversion into other share class(es)	(22,749)	(196,899)
Net increase (decrease) in shares outstanding	(159,556)	$(1,354,818)

Year ended February 28, 2022:
Shares sold	38,749	$371,176
Shares issued in reinvestment of dividends and distributions	19,891	189,231
Shares purchased	(552,634)	(5,349,799)
Net increase (decrease) in shares outstanding before conversion	(493,994)	(4,789,392)
Shares purchased upon conversion into other share class(es)	(67,079)	(651,806)
Net increase (decrease) in shares outstanding	(561,073)	$(5,441,198)

Class R
Six months ended August 31, 2022:
Shares sold	35,347	$301,922
Shares issued in reinvestment of dividends and distributions	7,269	61,641
Shares purchased	(97,388)	(821,318)
Net increase (decrease) in shares outstanding	(54,772)	$(457,755)

Year ended February 28, 2022:
Shares sold	110,534	$1,062,090
Shares issued in reinvestment of dividends and distributions	28,628	272,156
Shares purchased	(415,054)	(3,978,022)
Net increase (decrease) in shares outstanding	(275,892)	$(2,643,776)

44

Share Class	Shares	Amount

Class Z
Six months ended August 31, 2022:
Shares sold	17,731,426	$149,276,709
Shares issued in reinvestment of dividends and distributions	207,645	1,746,505
Shares purchased	(7,392,929)	(61,876,446)
Net increase (decrease) in shares outstanding before conversion	10,546,142	89,146,768
Shares issued upon conversion from other share class(es)	12,804	110,580
Shares purchased upon conversion into other share class(es)	(7,383)	(62,902)
Net increase (decrease) in shares outstanding	10,551,563	$89,194,446

Year ended February 28, 2022:
Shares sold	9,107,898	$87,283,499
Shares issued in reinvestment of dividends and distributions	628,766	5,972,680
Shares purchased	(18,558,859)	(178,106,865)
Net increase (decrease) in shares outstanding before conversion	(8,822,195)	(84,850,686)
Shares issued upon conversion from other share class(es)	124,370	1,191,394
Shares purchased upon conversion into other share class(es)	(875,891)	(8,494,116)
Net increase (decrease) in shares outstanding	(9,573,716)	$(92,153,408)

Class R6
Six months ended August 31, 2022:
Shares sold	1,231,133	$10,462,460
Shares issued in reinvestment of dividends and distributions	135,920	1,146,039
Shares purchased	(1,968,678)	(16,718,250)
Net increase (decrease) in shares outstanding before conversion	(601,625)	(5,109,751)
Shares issued upon conversion from other share class(es)	3,733	32,305
Net increase (decrease) in shares outstanding	(597,892)	$(5,077,446)

Year ended February 28, 2022:
Shares sold	3,048,578	$29,128,601
Shares issued in reinvestment of dividends and distributions	431,955	4,094,492
Shares purchased	(5,533,159)	(52,868,461)
Net increase (decrease) in shares outstanding before conversion	(2,052,626)	(19,645,368)
Shares issued upon conversion from other share class(es)	892,111	8,642,704
Shares purchased upon conversion into other share class(es)	(3,385)	(32,854)
Net increase (decrease) in shares outstanding	(1,163,900)	$(11,035,518)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 –9/29/2022

PGIM Government Income Fund    45

Notes to Financial Statements (unaudited) (continued)

SCA
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 30, 2022 will provide a commitment of $1,200,000,000 through September 28, 2023. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2022. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $1,334,200, borrowed at a weighted average interest rate of 2.77%. The maximum loan outstanding amount during the period was $5,163,000. At August 31, 2022, the Fund did not have an outstanding loan amount.

9. Risks	of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer,

46

guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM Government Income Fund    47

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

48

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only

PGIM Government Income Fund    49

Notes to Financial Statements  (unaudited) (continued)

insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

50

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Government Income Fund

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Government Income Fund

Approval of Advisory Agreements  (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Visit our website at pgim.com/investments

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•

The Board considered PGIM Investments’ assertions that some of the relative value positions where this Fund invests have been adversely impacted by the historically large dislocations in the Treasury market, which has reached levels not seen since the global financial crisis, and as these dislocations normalize, PGIM Investments expects the Fund’s performance to improve.

•

The Board also considered PGIM Investments’ assertion that underperformance in 2021 dragged down the Fund’s performance for rolling periods ended December 31, 2021. In this regard, the Board noted that the Fund has outperformed its benchmark and ranked in the first quartile of its peer group in eight and six of the last ten calendar years, respectively, gross of fees. The Board also noted that the Fund ranked in the first quartile of its peer group in six of the last ten calendar years, net of fees.

•

PGIM Investments has contractually agreed, through June 30, 2023, to limit (exclusive of certain fees and expenses) total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares, and 0.47% of average daily net assets for Class R6 shares.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Income Fund

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT INCOME FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PGVAX	PRICX	JDRVX	PGVZX	PGIQX

CUSIP	74439V107	74439V305	74439V503	74439V404	74439V875

MF128E2

PGIM FLOATING RATE INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Floating Rate Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2022.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Floating Rate Income Fund

October 14, 2022

PGIM Floating Rate Income Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 8/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-2.42	-4.56	2.56	3.25	—

Class C	-2.89	-4.03	2.26	2.70	—

Class Z	-2.40	-2.21	3.28	3.72	—

Class R6	-2.37	-2.06	3.35	N/A	3.48 (04/27/2015)

Credit Suisse Leveraged Loan Index

	-1.03	0.18	3.54	4.04	—

Average Annual Total Returns as of 8/31/22 Since Inception (%)

Class R6 (04/27/2015)

Credit Suisse Leveraged Loan Index	3.62

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the US dollar-denominated leveraged loan market.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Floating Rate Income Fund    5

Your Fund’s Performance   (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/22 (%)

AAA	3.8

AA	0.2

A	0.1

BBB	8.1

BB	24.8

B	56.9

CCC	4.9

D	0.2

Not Rated	0.7

Cash/Cash Equivalents	0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.21	5.50	5.38

Class C	0.17	4.88	4.73

Class Z	0.22	5.89	5.73

Class R6	0.22	5.93	5.87

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Floating Rate Income Fund    7

Fees and Expenses  (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Floating Rate Income Fund		Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 975.80	0.96%	$4.78
	Hypothetical	$1,000.00	$1,020.37	0.96%	$4.89

Class C	Actual	$1,000.00	$ 971.10	1.71%	$8.50
	Hypothetical	$1,000.00	$1,016.59	1.71%	$8.69

Class Z	Actual	$1,000.00	$ 976.00	0.71%	$3.54
	Hypothetical	$1,000.00	$1,021.63	0.71%	$3.62

Class R6	Actual	$1,000.00	$ 976.30	0.66%	$3.29
	Hypothetical	$1,000.00	$1,021.88	0.66%	$3.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.2%

ASSET-BACKED SECURITIES 4.0%

Collateralized Loan Obligations

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	3.867%(c)	04/20/35		25,000	$24,290,045
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	3.819(c)	07/27/31		4,939	4,860,547
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.692(c)	01/15/30		8,750	8,663,919
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	3.750(c)	04/20/31		1,000	986,473
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	3.883(c)	05/06/30		25,828	25,324,240
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	3.885(c)	10/20/31		997	979,491
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	3.618(c)	10/15/32		2,500	2,467,571
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.880(c)	01/18/34		20,000	19,626,384
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.560(c)	10/20/34		4,725	4,568,934
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	2.096(c)	01/15/33		40,000	39,451,912
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.840(c)	07/16/31		10,000	9,843,396
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.810(c)	07/20/34		5,000	4,866,108
St. Pauls CLO (Ireland),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,153,586

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.890%(c)	01/17/31	5,910	$5,837,691
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.702(c)	07/15/31	1,500	1,443,117

TOTAL ASSET-BACKED SECURITIES
(cost $161,314,010)				157,363,414

BANK LOANS 83.0%

Advertising 0.4%

Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%	6.024(c)	12/17/26	15,136	14,656,593

Aerospace & Defense 0.7%

Cobham Ultra U.S. Co-Borrower LLC,
Facility B Loan, 3 Month LIBOR + 3.750%	7.063(c)	12/24/28	1,875	1,817,578
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 1 Month LIBOR + 3.500%	6.024(c)	04/06/26	7,945	7,648,261
2020 Specified Refinancing Term B-2 Facility, 1 Month LIBOR + 3.500%	6.024(c)	04/06/26	4,272	4,111,969
Propulsion BC FI (Spain),
Term Loan^	— (p)	02/10/29	3,475	3,353,375
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.774(c)	05/30/25	2,778	2,709,967
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.774(c)	12/09/25	6,420	6,252,722

				25,893,872

Agriculture 0.3%

Alltech, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%	6.524(c)	10/13/28	10,640	10,196,277

Airlines 2.5%

Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%	6.421(c)	08/11/28	14,550	14,045,944

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Airlines (cont’d.)

American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%	4.391%(c)	12/15/23	13,980	$13,798,928
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	4.274(c)	01/29/27	686	630,875
Initial Term Loan, 3 Month LIBOR + 4.750%	7.460(c)	04/20/28	26,700	26,266,125
Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%	7.313(c)	06/21/27	17,000	17,229,500
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	6.533(c)	04/21/28	27,735	26,851,369

				98,822,741

Apparel 0.7%

Calceus Acquisition, Inc.,
Term Loan, 1 Month LIBOR + 5.500%	8.024(c)	02/12/25	15,556	13,864,561
Fanatics Commerce Intermediate Holdco LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%^	6.056(c)	11/24/28	13,015	12,754,320

				26,618,881

Auto Manufacturers 0.6%

American Trailer World Corp.,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	6.305(c)	03/03/28	15,584	14,504,528
Novae LLC,
Delayed Draw Term Loan, 3 Month SOFR + 5.000%	7.727(c)	12/22/28	2,488	2,314,034
Tranche B Term Loan, 3 Month SOFR + 5.000%	7.727(c)	12/22/28	8,709	8,099,118

				24,917,680

Auto Parts & Equipment 1.7%

American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%	4.870(c)	04/06/24	8,609	8,466,488
Autokiniton U.S. Holdings, Inc.,
Closing Date Term B Loan, 1 Month LIBOR + 4.500%	6.873(c)	04/06/28	9,456	9,139,442
Dexko Global, Inc.,
Delayed Draw Dollar Term Loan, 3 Month LIBOR + 3.750%	4.717(c)	10/04/28	1,115	1,064,248

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    11

Schedule of Investments   (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Auto Parts & Equipment (cont’d.)

Dexko Global, Inc., (cont’d.)
First Lien Closing Date Dollar Term Loan, 3 Month LIBOR + 3.750%	6.000%(c)	10/04/28		5,854	$5,587,300
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.000%	8.368(c)	03/30/27		5,386	5,192,789
Holley, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%	6.711(c)	11/17/28		8,036	7,547,434
IXS Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	6.774(c)	03/05/27		8,309	5,961,572
Tenneco, Inc.,
Term Loan, 1 Month LIBOR + 2.000%	4.524(c)	09/29/23		7,053	6,947,382
Tranche B Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	10/01/25		4,329	4,270,950
Truck Hero, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	01/31/28		13,477	12,232,052

					66,409,657

Beverages 1.2%

Arctic Glacier USA, Inc.,
Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	5.750(c)	03/20/24		18,567	16,557,116
City Brewing Co. LLC,
First Lien Closing Date Term Loan, 1 Month LIBOR + 3.500%	5.873(c)	04/05/28		13,022	11,307,565
Pegasus Bidco BV (Netherlands),
Facility Term loan B2, 3 Month SOFR + 4.250%	6.962(c)	07/12/29		9,000	8,718,750
Initial Pound Sterling Term Loan, SONIA + 5.250%	6.940(c)	07/12/29	GBP	9,300	10,409,471

					46,992,902

Building Materials 1.6%

ACProducts Holdings, Inc.,
Initial Term Loan, 3 - 6 Month LIBOR + 4.250%	7.127(c)	05/17/28		4,295	3,516,000
Cornerstone Building Brands, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%	5.641(c)	04/12/28		6,991	6,267,844
Term Loan, 1 Month SOFR + 5.625%	7.882(c)	08/01/28		3,175	2,976,563
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.500%	6.340(c)	02/26/29		15,775	13,747,912
ILPEA Parent, Inc.,
Term Loan, 1 Month LIBOR + 4.500%^	6.880(c)	06/22/28		1,889	1,823,144

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Building Materials (cont’d.)

Oscar Acquisitionco LLC,
Term B Loan, 1 - 3 Month SOFR + 4.600%	6.058%(c)	04/29/29	8,050	$7,506,625
PHRG Intermediate LLC,
Initial Term Loans, 1 Month LIBOR + 6.000%^	8.368(c)	12/16/26	11,699	11,406,933
Smyrna Ready Mix Concrete LLC,
Initial Term Loan, 1 Month SOFR + 4.250%^	6.805(c)	04/02/29	11,375	11,062,188
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month LIBOR + 5.000%^	7.438(c)	10/12/28	2,985	2,895,450

				61,202,659

Chemicals 3.3%

Albaugh LLC,
Term Loan B, 1 Month SOFR + 3.750%	6.203(c)	04/06/29	12,732	12,593,866
Ascend Performance Materials Operations LLC,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.750%	7.000(c)	08/27/26	566	562,575
ColourOZ Investment LLC,
First Lien Initial Term B-2 Loan - Non-PIK, 3
Month LIBOR + 4.250%	7.758(c)	09/21/23	14,528	11,695,030
First Lien Initial Term C Loan - Non-PIK, 3 Month
LIBOR + 4.250%	7.758(c)	09/21/23	2,386	1,932,810
Colouroz Midco - Colouroz Investment 2 LLC,
Term Loan, 3 Month LIBOR + 4.250%^	7.009(c)	09/21/24	131	107,827
Cyanco Intermediate 2 Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	03/16/25	5,795	5,595,598
Diamond BC BV,
Term Loan B, 1 - 3 Month LIBOR + 2.750%	5.462(c)	09/29/28	9,736	9,356,296
DuBois Chemicals Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	7.024(c)	09/30/26	14,550	14,076,843
Geon Performance Solutions LLC,
Initial Term Loans, 1 Month LIBOR + 4.500%	7.024(c)	08/18/28	9,519	9,352,415
Ineos U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%	5.274(c)	01/29/26	5,123	4,990,901
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.750%	7.136(c)	06/28/28	7,410	7,017,885
KRATON Polymers U.S. LLC,
Initial Dollar Term Loan, 3 Month SOFR + 3.250%	5.109(c)	03/15/29	5,379	5,298,315

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    13

Schedule of Investments   (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Chemicals (cont’d.)

LSF11 A5 HoldCo., LLC,
Term Loan, 1 Month SOFR + 3.500%	6.070%(c)	10/15/28		11,085	$10,832,961
Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loans, 3 Month SOFR + 5.000%^	7.054(c)	01/03/29		7,190	6,165,425
Olympus Water US Holding Corp.,
2022 Incremental Term Loan, 3 Month SOFR + 4.600%	6.754(c)	11/09/28		3,591	3,496,736
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	6.063(c)	11/09/28		1,119	1,075,125
Perstorp Holding AB (Sweden),
Facility B Loan, 3 Month LIBOR + 4.250%	6.250(c)	02/27/26		9,721	9,615,689
PMHC II, Inc.,
Initial Term Loan, 3 Month SOFR + 4.250%	6.977(c)	04/23/29		5,500	4,925,448
Tronox Finance LLC,
First Lien 2022 Incremental Term Loan, 3 Month
SOFR + 3.250%	5.304(c)	04/04/29		5,456	5,326,737
First Lien Term Loan B, 1 - 3 Month LIBOR + 2.250%	4.637(c)	03/10/28		5,706	5,544,285
Venator Materials LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	08/08/24		1,171	1,075,609

					130,638,376

Commercial Services 5.2%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%	6.368(c)	08/12/28		5,240	5,187,268
Albion Acquisitions Ltd. (United Kingdom),
Term Loan B, 3 Month LIBOR + 5.250%	8.009(c)	08/17/26		2,985	2,843,213
Allied Universal Holdco LLC,
Term Loan USD, 1 Month LIBOR + 3.750%	6.274(c)	05/12/28		9,791	9,327,171
Amentum Government Services Holdings LLC,
Tranche 3 Term Loan, 3 Month SOFR + 4.000%	5.187(c)	02/15/29		19,439	18,904,565
ArchKey Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.250%^	7.774(c)	06/29/28		8,764	8,238,194
Boels Topholding BV (Netherlands),
Facility B2, 3 Month EURIBOR + 3.250%	3.571(c)	02/06/27	EUR	4,000	3,885,808
Brightview Landscapes LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	5.705(c)	04/20/29		5,579	5,418,912
Cimpress PLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	05/17/28		4,264	4,093,860

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services (cont’d.)

CoreLogic Inc,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	6.063%(c)	06/02/28	29,002	$24,811,051
EAB Global, Inc.,
Term Loan, 1 - 3 Month LIBOR + 3.500%	6.212(c)	08/16/28	7,532	7,227,966
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	4.620(c)	08/11/25	9,489	8,623,246
Indy U.S. Bidco LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.750%	6.198(c)	03/06/28	6,572	6,270,730
Inmar, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%	6.524(c)	05/01/24	7,486	7,221,443
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	6.030(c)	07/03/24	7,044	6,938,303
Latham Pool Products, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	6.681(c)	02/23/29	9,676	9,337,099
Mavis Tire Express Services TopCo LP,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%	6.375(c)	05/04/28	8,444	8,222,519
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%	7.320(c)	09/01/28	13,905	13,122,691
NAB Holdings LLC,
Initial Term Loan, 3 Month SOFR + 3.000%	5.204(c)	11/23/28	11,035	10,651,051
PECF USS Intermediate Holding III Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%	6.774(c)	12/15/28	3,061	2,844,846
RLG Holdings LLC,
First Lien Closing Date Initial Term Loan, 1 Month
LIBOR + 4.000%	6.524(c)	07/07/28	2,229	2,148,006
Safe Fleet Holdings LLC,
2022 Initial Term Loans, 1 Month SOFR + 3.850%	6.150(c)	02/23/29	3,142	3,052,769
Term Loan^	— (p)	02/23/29	950	931,000
Spectrum Group Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 6.500%	9.440(c)	05/19/28	4,950	4,800,262
Syniverse Holdings, Inc.,
Term Loan, 1 Month LIBOR + 7.000%	9.455(c)	05/13/27	9,545	8,387,669
Trans Union LLC,
2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	4.774(c)	12/01/28	6,600	6,474,893

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    15

Schedule of Investments   (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Commercial Services (cont’d.)

Travelport Finance Sarl (Luxembourg),
Term Loan Non-PIK, 3 Month LIBOR + 8.750%	11.000%(c)	02/28/25	342		$334,036
University Support Services LLC (Canada),
Initial Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	02/10/29	7,280		7,025,571
Vaco Holdings LLC,
Initial Term Loan, 3 Month SOFR + 5.000%	7.204(c)	01/19/29	5,637		5,502,780
VT Topco, Inc.,
Term Loan	— (p)	08/03/25	—	(r)	8
WMB Holdings, Inc.,
Term Loan^	— (p)	12/31/29	5,035		4,972,062

					206,798,992

Computers 3.7%

ConvergeOne Holdings Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	7.372(c)	01/04/26	23,870		19,198,706
Escape Velocity Holdings, Inc.,
First Lien Initial Term Loan, 6 Month LIBOR + 4.250%^	7.127(c)	10/08/28	5,105		4,875,471
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	6.282(c)	03/01/29	27,125		25,714,500
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	6.274(c)	02/01/28	13,394		12,975,078
Procera Networks, Inc. (Canada),
Term Loan, 1 Month LIBOR + 4.500%	7.024(c)	10/31/25	8,853		8,594,518
Redstone Holdco LP,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	7.533(c)	04/27/28	17,099		14,555,574
SonicWall U.S. Holdings, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.750%	6.730(c)	05/16/25	6,789		6,574,396
Tempo Acquisition LLC,
Term Loan, 1 Month LIBOR + 3.000%	5.455(c)	08/31/28	7,597		7,458,324
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.997(c)	08/20/25	17,639		16,229,697
Vision Solutions, Inc.,
Third Amendment Term Loan (First Lien), 3 Month
LIBOR + 4.000%	6.783(c)	04/24/28	16,811		15,886,862
Western Digital Corp.,
Term Loan B, 3 Month SOFR + 2.750%	5.146(c)	04/11/29	13,660		13,489,250

					145,552,376

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Cosmetics/Personal Care 0.5%

Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.000%(c)	05/17/28		11,153	$9,498,696
Rainbow Finco Sarl (Luxembourg),
Term Loan B, 3 Month SOFR + 5.000% (Cap N/A,
Floor 0.000%)	6.691(c)	02/23/29	GBP	9,275	9,912,786

					19,411,482

Distribution/Wholesale 0.5%

Fastlane Parent Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	7.024(c)	02/04/26		4,685	4,570,143
Pearls Netherlands Bidco BV (Netherlands),
Facility B Loan, 3 Month SOFR + 4.000%	6.409(c)	02/26/29		8,530	7,996,521
Quimper AB (Sweden),
New Facility B, 3 Month EURIBOR + 2.925%
(Cap N/A, Floor 0.000%)	2.925(c)	02/16/26	EUR	7,000	6,555,415

					19,122,079

Diversified Financial Services 2.5%

Castlelake Aviation One DAC,
Initial Term Loan, 3 Month LIBOR + 2.750%	4.579(c)	10/22/26		20,864	20,447,016
Cowen, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%	4.635(c)	03/24/28		21,053	20,947,731
Focus Financial Partners LLC,
First Lien Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%	5.024(c)	06/30/28		5,035	4,935,598
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%	4.524(c)	07/03/24		3,661	3,589,544
Hightower Holding LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	6.732(c)	04/21/28		5,505	5,331,073
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.000%	6.164(c)	03/20/28		21,721	20,146,240
LHS Borrower LLC,
Term Loan, 1 Month SOFR + 4.7500%	7.305(c)	02/18/29		11,272	10,116,396
Paysafe Holdings U.S. Corp.,
Facility B1, 1 Month LIBOR + 2.750%	5.274(c)	06/28/28		5,384	5,030,238
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.000%	5.397(c)	01/13/29		6,725	6,540,062

					97,083,898

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    17

Schedule of Investments   (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Electric 0.5%

Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%	8.806%(c)	07/30/26	11,994	$4,715,148
Lightstone HoldCo LLC,
Extended Term Loan B, 3 Month SOFR + 5.750%	8.051(c)	02/01/27	15,658	13,935,534
Extended Term Loan C, 1 Month SOFR + 5.750%	8.051(c)	02/01/27	886	788,186
Pike Corp.,
Term Loan B, 1 Month SOFR + 3.500%^	5.807(c)	01/21/28	700	687,750

				20,126,618

Electronics 0.5%

II-VI, Inc.,
Term Loan B, 3 Month LIBOR + 2.750%	5.123(c)	07/02/29	11,600	11,320,881
Ingram Micro, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%	5.750(c)	06/30/28	6,691	6,456,478
Token Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 6.000%^	8.555(c)	05/31/29	1,125	1,051,875

				18,829,234

Energy-Alternate Sources 0.2%

Esdec Solar Group BV (Netherlands),
Initial Term Loan, 3 Month LIBOR + 5.000%^	6.250(c)	08/30/28	1,636	1,554,437
WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%	5.000(c)	03/24/28	5,955	5,820,976

				7,375,413

Engineering & Construction 1.3%

Brand Industrial Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	6.944(c)	06/21/24	24,735	22,518,710
Brown Group Holding LLC,
Incremental Term B-2 Facility, 1 Month SOFR + 3.750%	6.205(c)	07/02/29	4,375	4,302,812
Centuri Group, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.500%	5.570(c)	08/27/28	3,827	3,723,792
Osmose Utilities Services, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.774(c)	06/23/28	6,599	6,269,311
Refficiency Holdings LLC,
2021 Delayed Draw Term Loan, 1 Month LIBOR + 3.750%^	6.274(c)	12/16/27	87	84,594

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Engineering & Construction (cont’d.)

Refficiency Holdings LLC, (cont’d.)
2021 Initial Term Loan, 1 Month LIBOR + 3.750%^	6.274%(c)	12/16/27	6,516	$6,369,066
TMC Buyer, Inc.,
Term Loan, 1 Month SOFR + 6.000%^	8.054(c)	08/31/28	2,806	2,567,903
TRC Cos., Inc.,
Term Loan, 3 Month LIBOR + 3.750%^	6.000(c)	12/08/28	4,492	4,222,238

				50,058,426

Entertainment 2.9%

Allen Media LLC,
Term B Loan, 3 Month LIBOR + 5.500%	7.554(c)	02/10/27	29,292	25,508,775
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 1 - 3 Month LIBOR + 3.000%	5.380(c)	04/22/26	733	627,461
AP Gaming I LLC,
Term Loan B, 3 Month SOFR + 4.000%^	6.204(c)	02/15/29	12,818	12,465,384
CBAC Borrower LLC,
Term B Loan, 1 Month LIBOR + 4.000%	6.372(c)	07/08/24	16,711	16,335,160
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	5.460(c)	10/21/24	11,402	11,262,745
J&J Ventures Gaming LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%^	6.250(c)	04/26/28	10,242	9,729,559
Maverick Gaming LLC,
Term B Loan, 3 Month LIBOR + 7.500%	10.570(c)	09/03/26	10,694	9,624,690
Raptor Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	6.096(c)	11/01/26	6,300	6,166,501
Scientific Games Holdings LP,
Term Loan B-2, 3 Month SOFR + 3.500%	5.617(c)	04/04/29	16,225	15,616,563
Scientific Games International, Inc.,
Initial Term B Loan, 1 Month SOFR + 3.000%	5.407(c)	04/13/29	7,975	7,787,253

				115,124,091

Environmental Control 1.0%

Filtration Group Corp.,
2021 Incremental Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	10/21/28	5,058	4,911,116
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	03/31/25	8,371	8,209,626
Harsco Corp.,
Term Loan, 1 Month LIBOR + 2.250%	4.750(c)	03/10/28	7,581	7,125,925

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Environmental Control (cont’d.)

Madison IAQ LLC,
Initial Term Loan, 6 Month LIBOR + 3.250%	4.524%(c)	06/21/28	9,623	$9,269,888
Packers Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%	5.630(c)	03/09/28	9,801	9,273,974

				38,790,529

Foods 1.3%

American Seafoods Group LLC,
Incremental Tranche B Term Loan, 1 - 3 Month LIBOR + 2.750%^	4.720(c)	08/21/23	5,130	5,001,265
BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.250(c)	06/09/28	11,004	10,407,536
Chefs Warehouse,
Term Loan, 1 Month SOFR + 4.750%^	7.163(c)	08/23/29	2,366	2,318,958
H-Food Holdings LLC,
2018 Incremental Term Loan B-2 Loan, 1 Month LIBOR + 4.000%	6.524(c)	05/23/25	647	601,707
Initial Term Loan, 1 Month LIBOR + 3.688%	6.211(c)	05/23/25	10,400	9,638,691
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.872(c)	09/23/27	15,547	15,049,440
Sigma Bidco BV (Netherlands),
Facility B2 Loan, 6 Month LIBOR + 3.000%	5.899(c)	07/02/25	7,846	6,899,852

				49,917,449

Forest Products & Paper 0.3%

Domtar Corp.,
Initial Term Loan, 1 - 3 Month LIBOR + 5.500%^	7.880(c)	11/30/28	5,963	5,635,229
Schweitzer-Mauduit International, Inc.,
Term Loan, 1 Month LIBOR + 3.750%^	6.313(c)	04/20/28	1,505	1,422,036
Sylvamo Corp.,
Term B Loan, 1 Month LIBOR + 4.500%	7.024(c)	08/18/28	4,453	4,310,350

				11,367,615

Healthcare-Products 0.3%
Bausch + Lomb Corp.,
Initial Term Loan, 1 Month SOFR + 3.350%	5.653(c)	05/10/27	10,625	9,965,368

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare-Services 4.6%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.500%	7.389%(c)	02/15/29	19,940	$18,818,375
Air Methods Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%	5.750(c)	04/22/24	7,911	6,704,499
BW NHHC Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	7.961(c)	05/15/25	5,194	3,265,962
Charlotte Buyer,
Term Loan B - 1st Lien, 3 Month SOFR + 5.250%	7.980(c)	02/11/28	3,525	3,379,594
Dermatology Intermediate Holdings III, Inc.,
Delayed Draw Tem Loan, 1 Month SOFR + 4.250%^	6.537(c)	04/02/29	201	196,384
Initial Term Loan, 1 Month SOFR + 4.250%^	6.537(c)	04/02/29	6,820	6,649,692
Electron Bidco, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	11/01/28	1,995	1,942,571
Envision Healthcare Corp.,
First Out Term Loan, 3 Month SOFR + 7.875%^	10.531(c)	03/31/27	94	89,806
Second Out Term Loan, 3 Month SOFR + 4.250%^	6.825(c)	03/31/27	445	219,257
Third Out Term Loan, 3 Month SOFR + 3.750%^	6.325(c)	03/31/27	209	58,577
eResearch Technology, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	7.024(c)	02/04/27	3,591	3,414,343
Global Medical Response, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%	6.774(c)	03/14/25	15,474	14,081,650
2020 Term Loan, 1 Month LIBOR + 4.250%	6.623(c)	10/02/25	3,277	2,986,018
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	6.274(c)	11/16/25	17,900	17,303,339
Mamba Purchaser, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%	5.662(c)	10/16/28	7,460	7,273,143
Phoenix Guarantor, Inc.,
Term Loan, 1 Month LIBOR + 3.250%	5.944(c)	03/05/26	11,339	10,932,741
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	03/05/26	6,826	6,581,363
Radnet Management, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.300(c)	04/23/28	10,358	10,046,842
Sound Inpatient Physicians Holdings LLC,
First Lien 2021 Incremental Term Loan, 1 Month LIBOR + 3.000%	5.493(c)	06/27/25	1,262	1,198,086

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare-Services (cont’d.)

Sound Inpatient Physicians Holdings LLC, (cont’d.)
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%	5.274%(c)	06/27/25	1,990	$1,885,802
Sound Inpatient Physicians, Inc.,
Second Lien Initial Loan, 1 Month LIBOR + 6.750%	9.274(c)	06/26/26	12,776	11,339,069
Surgery Center Holdings, Inc.,
2021 New Term Loan, 1 Month LIBOR + 3.750%	6.140(c)	08/31/26	8,172	7,910,688
U.S. Anesthesia Partners, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	6.623(c)	10/02/28	14,014	13,429,673
U.S. Renal Care, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 5.500%^	8.024(c)	06/26/26	8,338	6,420,080
First Lien Term Loan B, 1 Month LIBOR + 5.000%	7.563(c)	06/26/26	9,268	7,098,687
Upstream Newco, Inc.,
August 2021 Incremental Term Loan, 3 Month SOFR + 4.250%	6.691(c)	11/20/26	10,940	10,383,432
WP CityMD Bidco LLC,
Second Amendment Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.500(c)	12/22/28	6,331	6,165,062

				179,774,735

Holding Companies-Diversified 0.3%

Belfor Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	6.372(c)	04/06/26	2,675	2,634,417
First Lien Tranche B-2 Term Loan, 1 Month SOFR + 4.250%^	6.705(c)	04/06/26	10,425	10,268,625

				12,903,042

Home Furnishings 1.0%

AI Aqua Merger Sub, Inc.,
Term Loan	— (p)	07/30/28	3,421	3,285,300
Culligan,
Term Loan	— (p)	07/30/28	15,054	14,455,319
Snap One Holdings Corp.,
Term Loan, 6 Month LIBOR + 4.500%	7.377(c)	12/08/28	5,561	5,055,934
TGP Holdings III LLC,
Delayed Draw Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	06/29/28	287	228,228

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Home Furnishings (cont’d.)

TGP Holdings III LLC, (cont’d.)
First Lien Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.774%(c)	06/29/28	8,712	$6,923,533
Weber-Stephen Products LLC,
2022 Incremental Term B Loans, 1 Month SOFR + 4.250%^	6.805(c)	10/30/27	4,165	3,519,055
Initial Term B Loan, 1 Month LIBOR + 3.250%	5.774(c)	10/30/27	8,354	7,042,134

				40,509,503

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc. (Canada),
Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%	6.820(c)	12/22/26	5,835	5,601,782

Housewares 0.3%

Ozark Holdings LLC,
2020 Incremental Term Loan, 1 Month LIBOR + 3.750%^	6.274(c)	12/16/27	3,502	3,309,772
SWF Holdings I Corp.,
Initial Term Loan, 1 Month LIBOR + 4.000%	6.368(c)	10/06/28	11,990	10,453,737

				13,763,509

Insurance 2.0%

Acrisure LLC,
2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	6.774(c)	02/15/27	1,592	1,544,240
First Lien 2021-1 Additioanl Term Loan, 1 Month LIBOR + 3.750%	6.274(c)	02/15/27	1,226	1,177,474
Term Loan B 2020, 1 Month LIBOR + 3.500%	6.024(c)	02/15/27	18,044	17,258,631
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	4.774(c)	02/19/28	6,555	6,394,411
Asurion LLC,
New B-10 Term Loan, 3 Month SOFR + 4.100%	6.401(c)	08/19/28	2,310	2,153,704
New B-4 Term Loan, 1 Month LIBOR + 5.250%	7.622(c)	01/20/29	14,750	12,518,998
New B-8 Term Loan, 1 Month LIBOR + 3.250%	5.622(c)	12/23/26	13,710	12,539,990
New B-9 Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	07/31/27	14,608	13,348,133

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    23

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Insurance (cont’d.)

BroadStreet Partners, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.000%	5.524%(c)	01/27/27	3,101	$3,004,293
Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	01/27/27	10,082	9,764,180

				79,704,054

Internet 0.2%

CMI Marketing, Inc.,
Term Loan B, 1 Month LIBOR + 4.250%^	6.743(c)	03/23/28	4,331	4,006,406
MH Sub I LLC,
2020 June New Term Loan, 1 Month LIBOR + 3.750%	6.274(c)	09/13/24	2,753	2,683,853
Northwest Fiber LLC,
First Lien Term B-2 Loan, 1 Month LIBOR + 3.750%	6.127(c)	04/30/27	1,511	1,419,047

				8,109,306

Investment Companies 0.1%

EIG Management Co. LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%	6.274(c)	02/24/25	1,948	1,909,474
Global Business Travel Holdings Ltd.,
Initial Term Loan, 1 Month LIBOR + 2.500%	5.024(c)	08/13/25	720	670,204

				2,579,678

Iron/Steel 0.0%

Helix Acquisition Holdings, Inc.,
Amendment No 3 Incremental Term Loan, 3 Month LIBOR + 3.750%	6.000(c)	09/30/24	665	650,326

Leisure Time 0.8%

Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%^	6.024(c)	08/17/28	6,580	6,415,930
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	4.574(c)	05/24/27	8,746	8,396,573
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.000%^	6.393(c)	12/01/28	3,627	3,464,026

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Leisure Time (cont’d.)

MajorDrive Holdings IV LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	5.625%(c)	06/01/28	7,840	$7,463,067
Recess Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.556(c)	09/30/24	8,027	7,836,486

				33,576,082

Lodging 0.7%

Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%	5.274(c)	12/23/24	2,008	1,979,386
Term B-1 Loan, 1 Month LIBOR + 3.500%	6.024(c)	07/21/25	5,186	5,131,896
Fertitta Entertainment LLC,
Initial B Term Loan, 1 Month SOFR + 4.000%	6.455(c)	01/27/29	11,108	10,645,406
Spectacle Gary Holdings LLC,
Term B Loan, 1 Month LIBOR + 4.250%^	6.743(c)	12/11/28	8,512	8,171,356

				25,928,044

Machinery-Construction & Mining 0.3%

Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%	5.112(c)	03/02/27	14,097	13,568,004

Machinery-Diversified 1.2%

ASP Blade Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%	6.524(c)	10/13/28	12,780	11,869,317
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	6.774(c)	12/11/24	3,066	2,950,981
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	10.524(c)	04/30/26	300	289,875
Columbus McKinnon Corp.,
Initial Term Loan, 3 Month LIBOR + 2.750%	5.063(c)	05/15/28	3,568	3,514,808
Hyster-Yale Group, Inc.,
Term loan B Facility, 1 Month LIBOR + 3.500%^	6.024(c)	05/26/28	5,069	4,676,076
New VAC U.S. LLC (Germany),
Term B Loan, 3 Month LIBOR + 4.000%	6.250(c)	03/08/25	1,333	1,218,117
Pro Mach Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%	6.524(c)	08/31/28	8,087	7,900,199
Project Castle, Inc.,
Initial Term Loan, 3 Month SOFR + 5.500%^	6.900(c)	06/01/29	6,400	5,856,000

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    25

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Machinery-Diversified (cont’d.)

Vantage Elevator Solutions,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%^	5.813%(c)	11/17/28	1,397	$1,333,658
Vertical Midco Gmbh (Germany),
Term Loan B, 6 Month LIBOR + 3.500%	6.871(c)	07/30/27	9,047	8,766,155

				48,375,186

Media 3.4%

Coral-U.S. Co-Borrower LLC (Chile),
Term B-5 Loan, 1 Month LIBOR + 2.250%	4.641(c)	01/31/28	3,000	2,880,750
Term Loan B-6, 1 Month LIBOR + 3.000%	5.391(c)	10/15/29	8,275	8,032,956
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	4.641(c)	01/15/26	4,650	4,495,069
September 2019 Term Loan, 1 Month LIBOR + 2.500%	4.891(c)	04/15/27	3,199	3,077,505
Cumulus Media New Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	6.274(c)	03/31/26	5,105	4,900,696
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	10.387(c)	05/25/26	6,241	5,882,259
Second Lien Term Loan, 1 Month SOFR + 3.350%	5.637(c)	08/24/26	56,053	10,099,607
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%	4.993(c)	11/18/24	5,192	4,506,877
Gray Television, Inc.,
Term Loan D, 1 Month LIBOR + 3.000%	5.373(c)	12/01/28	6,564	6,451,072
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	05/01/26	9,078	8,756,224
Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	05/01/26	14,085	13,585,084
Mission Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%	4.873(c)	06/02/28	3,317	3,281,262
Radiate Holdco LLC,
Amendment No. 6 New Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	09/25/26	8,783	8,357,924
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	5.030(c)	09/30/26	3,118	2,991,691
Term B-3 Loan, 1 Month LIBOR + 3.000%	5.530(c)	04/01/28	1,638	1,549,794
Term Loan B-4, 1 Month SOFR + 3.750%	6.305(c)	04/21/29	19,000	18,121,250
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	03/15/26	4,095	3,994,620

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Media (cont’d.)

Univision Communications, Inc., (cont’d.)
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	5.774%(c)	01/31/29	12,334	$11,956,050
Term Loan B, 3 Month SOFR + 4.250%	6.254(c)	06/24/29	3,200	3,136,000
WideOpenWest Finance LLC,
Term B Loan, 1 Month SOFR + 3.000%	5.300(c)	12/20/28	7,060	6,913,491

				132,970,181

Metal Fabricate/Hardware 1.3%

AZZ, Inc.,
Initial Term Loan, 1 Month SOFR + 4.400%	6.893(c)	05/11/29	8,055	7,947,418
Crosby U.S. Acquisition Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	7.194(c)	06/26/26	18,148	17,231,585
Form Technologies LLC,
Last Out Term Loan, 3 Month LIBOR + 9.000%^	11.980(c)	10/22/25	3,451	3,089,008
Term Loan B Non-PIK, 3 Month LIBOR + 4.500%	7.480(c)	07/22/25	2,534	2,284,562
Grinding Media, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	4.796(c)	10/12/28	11,098	10,654,345
Tank Holding Corp.,
Initial Term Loan, 1 Month SOFR + 6.100%	8.305(c)	03/31/28	4,200	3,998,749
WireCo WorldGroup, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	7.188(c)	11/13/28	5,808	5,698,993

				50,904,660

Oil & Gas 0.7%

Apro LLC,
Replacement Term Loan, 3 Month LIBOR + 3.750%	5.380(c)	11/14/26	2,895	2,804,122
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	11.455(c)	11/01/25	1,625	1,714,375
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	8.774(c)	03/28/24	13,100	13,052,991
Delek U.S. Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	4.774(c)	03/31/25	11,215	10,938,117

				28,509,605

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    27

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Packaging & Containers 3.2%

Albea Beauty Holdings Sarl (France),
Facility B-2 Loan, 3 Month LIBOR + 3.000%^	3.750%(c)	04/22/24	244	$216,826
Berlin Packaging LLC,
Tranche B-5 Term Loan, 1 - 3 Month LIBOR + 3.750%	6.090(c)	03/13/28	3,970	3,825,262
BW Holding, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%^	7.053(c)	12/14/28	2,164	2,031,279
BWay Holding Co.,
Initial Term Loan, 1 Month LIBOR + 3.250%	5.623(c)	04/03/24	4,745	4,631,992
Charter Next Generation, Inc.,
Refinancing 2021 Term Loan, 3 Month LIBOR + 3.750%	6.556(c)	12/01/27	11,431	11,054,396
Clydesdale Acquisition Holdings, Inc.,
Term B Loan, 1 Month SOFR + 4.175%	6.730(c)	04/13/29	17,415	16,794,591
LABL, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 5.000%	7.524(c)	10/30/28	6,554	6,312,736
Pactiv Evergreen Group Holdings, Inc.,
Tranche B-3 U.S. Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	09/25/28	8,923	8,666,052
Plaze, Inc.,
2021-1 Term Loan, 1 Month LIBOR + 3.750%^	6.274(c)	08/03/26	3,864	3,660,995
Initial Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	08/03/26	448	424,674
Pregis Topco LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	6.688(c)	07/31/26	7,439	7,211,275
Pregis TopCo LLC,
Facility Incremental Amendment No. 3, 1 - 3 Month LIBOR + 4.000%	6.665(c)	07/31/26	3,469	3,364,736
Pretium PKG Holdings, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	6.314(c)	10/02/28	10,768	10,101,998
Proampac PG Borrower LLC,
2020-1 Term Loan, 1 - 3 Month LIBOR + 3.750%	6.406(c)	11/03/25	10,522	10,206,389
Reynolds Group Holdings, Inc.,
Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	02/05/26	16,798	16,378,400
Secure Acquisition, Inc.,
Term Loam B3m - GBP, 3 Month LIBOR + 5.000%^	7.250(c)	12/15/28	2,388	2,263,019
Term Loan, 3 Month LIBOR + 5.000%	5.000(c)	12/18/28	0	0

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Packaging & Containers (cont’d.)

Tosca Services LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.955%(c)	08/18/27		385	$341,744
TricorBraun Holdings, Inc.,
Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	03/03/28		7,460	7,220,158
Trident TPI Holdings, Inc.,
Term Loan	— (p)	09/17/28		2,625	2,516,719
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	5.500(c)	10/17/24		5,385	5,307,912
Tranche B-3 DDTL Commitments, 3 Month LIBOR + 4.000%	6.250(c)	09/15/28		174	168,631
Tranche B-3 Initial Term Loans, 3 Month LIBOR + 4.000%	6.250(c)	09/15/28		1,956	1,891,342
Valcour Packaging LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	5.220(c)	10/04/28		2,444	2,327,791

					126,918,917

Pharmaceuticals 3.1%

AI Sirona Luxembourg Acquisition Sarl (Czech Republic),
Term Loan B, 3 Month EURIBOR + 3.250%	3.370(c)	09/29/25	EUR	7,000	6,715,896
Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.500%	5.896(c)	05/04/25		22,157	21,137,569
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	7.662(c)	02/01/27		15,000	11,941,065
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%	5.024(c)	03/01/24		25,103	24,918,778
Endo Luxembourg Finance Co.,
2021 Term Loan, PRIME + 6.000%	11.500(c)	03/27/28		9,919	8,629,618
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	6.250(c)	10/01/27		13,067	12,740,512
Mallinckrodt International Finance SA,
2017 Replacement Term Loan, 3 Month LIBOR + 5.250%	7.253(c)	09/30/27		18,581	14,354,055
Milk Specialties Co.,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	6.250(c)	08/15/25		10,758	10,580,707

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    29

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Pharmaceuticals (cont’d.)

Milk Specialties Co., (cont’d.)
Second Lien Initial Term Loan, 3 Month LIBOR + 7.500%^	9.750%(c)	02/16/26		1,500	$1,500,000
Roar BidCo AB (Sweden),
First Lien Term Loan, 3 Month EURIBOR + 3.200%	3.539(c)	02/17/28	EUR	6,500	6,189,236
Sharp Midco LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	6.250(c)	12/29/28		4,713	4,560,009

					123,267,445

Pipelines 0.5%

Prairie ECI Acquiror, LP,
Initial Term Loan, 1 Month LIBOR + 4.750%	7.274(c)	03/11/26		22,532	21,437,589

Private Equity 0.0%

HarbourVest Partners, LP,
Term Loan, 3 Month LIBOR + 2.250%	4.762(c)	03/03/25		1,938	1,900,786

Real Estate 0.6%

ASP MCS Acquisition Corp.,
Term Loan, 3 Month LIBOR + 6.000%^	8.293(c)	10/02/25		69	64,746
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month SOFR + 2.500%	4.927(c)	08/27/25		23,502	23,116,866

					23,181,612

Real Estate Investment Trusts (REITs) 1.0%

Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%	5.274(c)	04/23/26		12,361	11,974,799
Term Loan, 1 Month LIBOR + 2.250%	4.774(c)	04/23/26		14,483	14,011,911
Term Loan, 1 Month SOFR + 3.500%^	5.955(c)	05/09/29		5,335	5,201,625
Starwood Property Mortgage LLC,
Term Loan B-3, 1 Month LIBOR + 3.250%^	5.774(c)	07/27/26		3,766	3,671,890
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%	5.024(c)	07/26/26		3,856	3,769,501

					38,629,726

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Retail 5.7%

At Home Group, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%	6.277%(c)	07/24/28		26,075	$20,745,802
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	9.195(c)	07/27/29	GBP	1,500	1,507,306
Dave & Buster’s, Inc.,
Term Loan, 1 Month SOFR + 5.000%	7.563(c)	06/29/29		11,425	11,133,662
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	6.250(c)	02/07/25		12,605	12,260,865
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	6.500(c)	03/31/26		2,232	2,174,114
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month LIBOR + 4.000%	6.250(c)	02/07/25		5,164	5,022,999
Term B, SONIA + 4.869%	6.060(c)	02/06/25	GBP	3,959	4,282,605
Empire Today LLC,
Closing Date Term Loan, 1 Month LIBOR + 5.000%	7.373(c)	04/03/28		12,980	10,423,001
Fogo de Chao, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%	6.774(c)	04/07/25		12,213	11,592,120
Foundation Building Materials, Inc.,
Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.250%	5.915(c)	01/31/28		9,558	9,097,210
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%	6.274(c)	03/06/28		20,233	19,539,753
Hoffmaster Group, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	6.250(c)	11/21/23		9,221	8,337,972
IRB Holding Corp.,
2022 Replacement Term B Loan, 1 Month SOFR + 3.150%	5.437(c)	12/15/27		4,365	4,215,461
LBM Acquisition LLC,
First Lien Initial Term Loan, 6 Month LIBOR + 3.750%	7.121(c)	12/17/27		18,229	16,595,091
MIC Glen LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	07/21/28		1,069	1,021,525
Pacific Bells LLC,
Initial Term Loan, 3 Month SOFR + 4.500%	6.816(c)	11/10/28		2,605	2,487,399
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%	5.527(c)	12/28/27		14,264	12,918,244

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    31

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Retail (cont’d.)

Peer Holding III BV (Netherlands),
Additional Facility B, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250%(c)	01/16/27	EUR	4,000	$3,897,196
Facility B, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.000(c)	03/07/25	EUR	3,000	2,913,518
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.500(c)	03/03/28		15,458	14,951,503
Pilot Travel Centers LLC,
Initial Tranche B Term Loan, 1 Month SOFR + 2.000%	4.455(c)	08/04/28		13,657	13,342,486
RC Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	5.750(c)	07/28/28		5,678	5,394,219
Serta Simmons Bedding LLC,
New Money Facility 2016, 1 Month LIBOR + 7.500%	9.891(c)	08/10/23		1,191	1,160,034
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 3 Month LIBOR + 3.500%	6.306(c)	06/02/28		12,535	12,010,518
2022 Refinancing Term Loans, 3 Month SOFR + 3.500%	6.177(c)	06/02/28		7,930	7,563,357
White Cap Buyer LLC,
Term Loan, 1 Month SOFR + 3.750%	6.205(c)	10/19/27		9,797	9,448,003

					224,035,963

Semiconductors 0.7%

Altar Bidco, Inc.,
Initial Term Loan, 6 - 12 Month SOFR + 3.350%	5.476(c)	02/01/29		10,000	9,587,500
Second Lien Initial Term Loan, 6 Month LIBOR + 5.600%	7.355(c)	02/01/30		2,837	2,562,535
Entegris, Inc.,
Tranche B Term Loan 2022, 1 - 3 Month SOFR + 3.000%	5.561(c)	07/06/29		9,150	9,118,954
Natel Engineering Co., Inc.,
Initial Term Loan, 3 - 6 Month LIBOR + 6.250%^	7.801(c)	04/30/26		6,468	5,982,940

					27,251,929

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software 9.3%

AppLovin Corp.,
Amendment No. 6 New Term Loans, 3 Month LIBOR + 3.000%	5.250%(c)	10/25/28	17,017	$16,515,241
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%	5.800(c)	02/15/29	13,788	13,121,626
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	6.274(c)	10/02/25	22,694	21,855,244
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	8.024(c)	02/27/26	15,245	14,269,587
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.543(c)	09/05/25	6,768	6,581,745
Castle U.S. Holding Corp.,
Dollar Term B-2 Loan, 1 Month LIBOR + 4.000%	6.524(c)	01/29/27	1,979	1,650,956
CDK Global, Inc.,
Initial Term Loan, 3 Month SOFR + 4.500%	6.610(c)	07/06/29	13,325	12,947,463
Cloudera, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	6.274(c)	10/08/28	20,427	19,482,585
ConnectWise LLC,
Initial Term Loans, 3 Month LIBOR + 3.500%	5.750(c)	09/29/28	12,632	12,230,706
Cornerstone OnDemand, Inc.,
Initial Term Loans, 1 Month LIBOR + 3.750%	6.274(c)	10/16/28	11,072	10,338,713
CT Technologies Intermediate Holdings, Inc.,
Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	6.774(c)	12/16/25	10,345	9,827,697
Dun & Bradstreet Corp.,
2022 Incremental Term B-2 Loan, 1 Month SOFR + 3.250%	5.709(c)	01/18/29	3,367	3,280,995
EagleView Technology Corp.,
First Lien Term Loan, 3 Month LIBOR + 3.500%	5.750(c)	08/14/25	21,372	20,076,543
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	10.621(c)	06/13/25	36,315	32,070,999
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24	26,082	24,346,558
GI Consilio Parent LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	6.524(c)	05/12/28	9,837	9,473,148
HS Purchaser LLC,
Term Loan, 3 Month SOFR + 4.000%	6.559(c)	11/19/26	16,391	15,824,302

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    33

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Software (cont’d.)

Iris Bidco Ltd. (United Kingdom),
Facility B Loan, SONIA + 4.527%	6.218%(c)	09/08/25	GBP	1,775	$1,929,704
MA FinanceCo LLC,
Tranche B-1 Term Loan, 1 Month SOFR + 4.000%^	6.400(c)	02/26/27		10,184	10,005,381
Tranche B-4 Term Loans, 3 Month LIBOR + 4.250%	5.915(c)	06/05/25		3,586	3,527,759
MH Sub I LLC,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.274(c)	09/13/24		16,721	16,260,853
Mitnick Corporate Purchaser, Inc.,
Initial Term Loan, 3 Month SOFR + 4.750%	7.393(c)	05/02/29		3,970	3,860,825
Polaris Newco LLC,
First Lien Dollar Term Loan, 1 Month LIBOR + 4.000%	6.524(c)	06/02/28		15,690	15,040,368
Precise Bidco BV (Netherlands),
Facility B, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.750(c)	05/13/26	EUR	5,000	4,855,165
Project Sky Merger Sub, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 6.000%	8.524(c)	10/08/29		6,820	6,206,200
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%	5.617(c)	02/15/28		5,828	4,711,732
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%^	6.274(c)	10/02/28		11,591	9,446,296
Seattle Escrow Borrower LLC,
Term Loan, 1 Month LIBOR + 2.750%	5.274(c)	06/21/24		1,039	1,023,343
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	7.652(c)	07/14/28		20,433	19,598,423
Sovos Compliance LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	7.024(c)	08/11/28		6,593	6,414,554
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	9.780(c)	03/03/28		5,638	5,602,762
Term Loan B-3, 1 Month LIBOR + 3.750%	6.280(c)	06/30/26		7,960	7,912,214
UKG, Inc.,
Second Lien 2021 Incremental Term Loan, 3 Month LIBOR + 3.712%	7.535(c)	05/03/27		7,250	7,050,625

					367,340,312

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications 6.3%

CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	6.054%(c)	12/17/27	15,761	$15,120,421
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	4.774(c)	03/15/27	3,699	3,477,337
Cincinnati Bell, Inc.,
Term B-2 Loan, 1 Month SOFR + 3.350%	5.805(c)	11/22/28	4,106	4,011,802
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	04/06/26	7,481	7,106,731
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	6.030(c)	12/11/26	18,500	17,922,196
Consolidated Communications, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%	6.000(c)	10/02/27	8,250	7,373,438
Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%	7.123(c)	04/27/27	5,282	5,137,031
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	5.774(c)	05/27/24	23,864	21,935,272
Global Tel Link Corp.,
First Lien Term Loan, 3 Month LIBOR + 4.250%	7.056(c)	11/29/25	11,626	10,708,140
Second Lien Term Loan, 3 Month SOFR + 10.000%	12.727(c)	11/29/26	355	307,963
Gogo Intermediate Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%	6.556(c)	04/30/28	12,295	12,025,271
GTT Communications, Inc.,
Closing Date U.S. Term Loan, PRIME + 4.750%	9.063(c)	05/30/25	16,674	12,922,692
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 6 Month SOFR + 4.250%	7.445(c)	02/01/29	34,532	32,643,203
Maxar Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 4.250%	6.805(c)	06/14/29	12,625	12,146,298
MLN U.S. HoldCo., LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.500%	6.873(c)	11/30/25	21,267	11,271,550
ORBCOMM, Inc.,
Closing Date Term Loan, 1 - 3 Month LIBOR + 4.250%	6.956(c)	09/01/28	2,092	1,982,303
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	8.386(c)	08/01/29	10,695	9,037,275
Term Loan	— (p)	08/01/29	550	464,750

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    35

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)

Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	6.750%(c)	11/01/24	11,857	$10,641,972
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	7.070(c)	03/02/29	10,095	9,268,472
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	10/10/24	4,081	3,321,965
Initial Term B Loan, 1 Month LIBOR + 4.000%	6.524(c)	10/10/24	17,758	14,428,713
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	6.524(c)	10/02/28	12,091	11,123,961
Second Lien Initial Term Loan, 1 Month LIBOR + 7.000%^	9.524(c)	10/01/29	6,630	6,099,600
Zacapa Sarl (Luxembourg),
Initial Term Loans 2022, 1 Month SOFR + 4.250%	6.304(c)	03/22/29	8,978	8,663,288

				249,141,644

Textiles 0.2%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.000(c)	12/12/25	9,613	8,862,443

Transportation 1.7%

Daseke Cos., Inc.,
Term Loan, 1 Month LIBOR + 4.000%	6.370(c)	03/09/28	6,273	6,074,520
Einstein Merger Sub, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%	6.024(c)	11/23/28	10,198	9,591,633
First Student Bidco, Inc.,
2022 Incremental Term B Loans, 3 Month SOFR + 4.100%	6.154(c)	07/21/28	3,623	3,492,029
Incremental Term C Loan, 3 Month SOFR + 4.100%	6.154(c)	07/21/28	252	242,502
Initial Term B Loan, 3 Month LIBOR + 3.000%	5.232(c)	07/21/28	11,820	11,352,286
Initial Term C Loan, 3 Month LIBOR + 3.000%	5.232(c)	07/21/28	4,385	4,211,499
LaserShip, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	7.377(c)	05/08/28	14,623	12,904,708
PODS LLC,
Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	03/31/28	3,910	3,776,214

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Transportation (cont’d.)

Savage Enterprises LLC,
Term Loan B, 1 Month LIBOR + 3.250%	5.700%(c)	09/15/28	5,787	$5,706,340

STG Logistics, Inc.,
Initial Term Loan, 2 - 3 Month SOFR + 6.000%	8.335(c)	03/24/28	3,990	3,840,375

Worldwide Express, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.250(c)	07/26/28	4,652	4,429,705

				65,621,811

TOTAL BANK LOANS (cost $3,489,041,210)				3,270,891,082

CORPORATE BONDS 11.9%

Aerospace & Defense 0.5%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	8,875	8,512,790
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	5,450	5,176,137
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	360	357,660
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,170	1,144,424
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	5,375	5,122,375

				20,313,386

Airlines 0.0%

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	375	341,048

Apparel 0.0%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	1,100	941,268

Auto Parts & Equipment 0.1%

American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	5.000	10/01/29	1,297	1,088,747
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	2,200	1,772,995

				2,861,742

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    37

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 6.4%

Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125%(ff)	06/20/24(oo)	1,500	$1,436,418
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	40,670	34,108,975
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	31,877	27,353,439
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	20,875	19,388,203
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	47,522,663
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,441,872
Jr. Sub. Notes, Series V(a)	4.125(ff)	11/10/26(oo)	28,319	24,291,271
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	97,266	85,257,029
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	8,813	7,535,115
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	6.750(c)	09/30/24	3,670	3,572,882

				252,907,867

Building Materials 0.2%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	1,975	1,831,596
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	125	100,313
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	6,035	5,470,925
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	985	907,236

				8,310,070

Chemicals 0.1%

Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	2,625	2,178,673
Tronox, Inc.,
Gtd. Notes, 144A(a)	4.625	03/15/29	3,000	2,495,338

				4,674,011

Commercial Services 0.5%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	9,546	9,009,473

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000%	06/01/29		400	$299,664
Castor SpA (Italy),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)	5.250(c)	02/15/29	EUR	6,900	6,449,180
Hertz Corp. (The),
Gtd. Notes, 144A	5.000	12/01/29		2,475	1,991,467
Ren10 Holding AB (Sweden),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.375% (Cap N/A, Floor 0.000%)	4.642(c)	02/01/27	EUR	2,125	1,959,338

					19,709,122

Distribution/Wholesale 0.0%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28		1,000	845,121

Diversified Financial Services 0.1%

VistaJet Malta Finance PLC/XO Management
Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30		1,875	1,612,500
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27		3,575	3,297,938

					4,910,438

Electric 0.6%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31		2,200	1,808,152
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		8,975	7,677,536
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		650	548,172
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		7,375	6,858,750
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,225	5,002,938
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		2,250	1,960,705

					23,856,253

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    39

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.1%

Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000%	04/15/29	1,575	$1,358,185
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	500	416,978

				1,775,163

Entertainment 0.1%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	468	374,224
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	2,950	2,630,720
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	600	617,560

				3,622,504

Foods 0.1%

B&G Foods, Inc.,
Gtd. Notes(a)	5.250	09/15/27	2,000	1,668,215

Healthcare-Products 0.2%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	10,457	8,854,305

Home Builders 0.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	3,960	3,105,572
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	500	413,047
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	5,000	3,850,000

				7,368,619

Housewares 0.1%

Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	3,000	2,268,480
Gtd. Notes	4.375	02/01/32	1,000	754,863

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Housewares (cont’d.)

SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.500%	10/01/29		2,550	$1,851,241

					4,874,584

Internet 0.3%

United Group BV (Netherlands),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.571(c)	02/15/26	EUR	5,000	4,392,340
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.875% (Cap N/A, Floor 4.875%)	5.142(c)	02/01/29	EUR	6,575	5,872,457

					10,264,797

Media 0.2%

CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31		3,557	2,553,552
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		3,075	277,612
Sec’d. Notes, 144A(a)	5.375	08/15/26		2,080	395,451
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26		1,000	787,715
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	4.125	12/01/30		3,000	2,450,586

					6,464,916

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29		1,600	1,435,534

Miscellaneous Manufacturing 0.0%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		1,500	1,338,205

Oil & Gas 0.5%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^	7.875	12/15/24(d)		6,725	45,730
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		3,750	3,459,262

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    41

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Hilcorp Energy I LP/Hilcorp Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	04/15/32	4,750	$4,271,865
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	7.125	02/01/27	6,546	6,586,127
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	4,100	3,956,569

				18,319,553

Packaging & Containers 0.3%

Graphic Packaging International LLC,
Gtd. Notes, 144A(a)	3.750	02/01/30	2,600	2,236,032
Intelligent Packaging Ltd. Finco, Inc./Intelligent
Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	2,778,750
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	2,200	1,781,340
Sealed Air Corp.,
Gtd. Notes, 144A	5.000	04/15/29	6,075	5,778,062

				12,574,184

Pharmaceuticals 0.0%

Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	02/15/29	2,250	871,875
Gtd. Notes, 144A	5.250	01/30/30	525	194,250
Gtd. Notes, 144A	6.250	02/15/29	759	284,625

				1,350,750

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	3,145	2,517,686
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,100	1,785,419

				4,303,105

Real Estate Investment Trusts (REITs) 0.2%

Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	10,519	7,216,241

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Diversified Healthcare Trust, (cont’d.)
Gtd. Notes	9.750%	06/15/25		726	$713,492
Sr. Unsec’d. Notes(a)	4.750	02/15/28		1,375	1,010,509

					8,940,242

Retail 0.2%

At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29		4,100	2,632,519
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		3,275	2,672,940
Sr. Sec’d. Notes, 144A	4.625	01/15/29		400	349,323
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.875	10/01/31		5,000	3,471,051

					9,125,833

Software 0.2%

Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	5.000	12/15/29		3,487	3,094,179
TeamSystem SpA (Italy),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.750(c)	02/15/28	EUR	5,000	4,661,394

					7,755,573

Telecommunications 0.5%

Digicel International Finance Ltd./Digicel
International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		242	155,282
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		733	603,807
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,005	2,835,985
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		8,113	5,120,520
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—
Sr. Unsec’d. Notes^	5.500	08/01/23(d)		2,975	3
Level 3 Financing, Inc.,
Gtd. Notes, 144A(a)	3.750	07/15/29		1,500	1,207,132

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    43

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600%	09/15/39		350	$275,595
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		950	740,152
WP/AP Telecom Holdings IV BV (Netherlands),
Sr. Sec’d. Notes, 144A(a)	3.750	01/15/29	EUR	9,025	7,615,676

					18,554,152

TOTAL CORPORATE BONDS (cost $555,789,433)					468,260,560

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	5.583(c)	10/25/41		5,000	4,731,152
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.308(c)	12/25/22		897	891,217

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,674,168)					5,622,369

			Shares
COMMON STOCKS 0.2%

Gas Utilities 0.0%

Ferrellgas Partners LP (Class B Stock)				3,597	573,721

Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp.				37,250	3,743,252
Chesapeake Energy Corp. Backstop Commitment				848	85,216
Civitas Resources, Inc.				4,519	303,632

					4,132,100

Real Estate Management & Development 0.0%

ASP MCS Acquisition Corp. (original cost $265,715; purchased 09/22/20)*(f)				2,797	100,692

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.1%

Intelsat Emergence SA (Luxembourg)*	28,297	$815,902

TOTAL COMMON STOCKS (cost $2,170,749)		5,622,415

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,962	28,230
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,962	5,864

TOTAL RIGHTS (cost $0)		34,094

TOTAL LONG-TERM INVESTMENTS (cost $4,213,989,570)		3,907,793,934

	Shares

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (cost $44,500,632; includes $44,390,336 of cash collateral for securities on loan)(b)(we)	44,546,369	44,519,641

TOTAL INVESTMENTS 100.3% (cost $4,258,490,202)		3,952,313,575
Liabilities in excess of other assets(z) (0.3)%		(11,519,213)

NET ASSETS 100.0%		$3,940,794,362

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    45

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

CVR—Contingent Value Rights

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $268,891,627 and 6.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,907,262; cash collateral of $44,390,336 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $265,715. The aggregate value of $100,692 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which
is	after the period end.
(r)	Principal or notional amount is less than $500 par.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at August 31, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

athenaHealth, Inc., Initial Delayed Draw Term Loan, 1 Month SOFR + 3.500%, 3.500%(c), Maturity Date 02/15/29 (cost $2,336,956)	2,337	$2,227,412	$—	$(109,545)
BCPE North Star US Holdco, Inc., First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 06/09/28 (cost $607,895)	608	574,967	—	(32,928)
Dermatology Intermediate Holdings III, Inc., Delayed Draw Tem Loan, 3 Month LIBOR + 4.250%, 4.250%(c), Maturity Date 04/02/29 (cost $1,067,080)^	1,073	1,046,550	—	(20,530)

See Notes to Financial Statements.

Unfunded loan commitments outstanding at August 31, 2022 (continued):

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 3.750%(c), Maturity Date 12/16/27 (cost $1,185,314)^	1,185	$1,158,644	$—	$(26,669)
Secure Acquisition, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 5.000%, 5.000%(c), Maturity Date 12/15/28 (cost $353,991)^	356	336,934	—	(17,056)
TGP Holdings III LLC, Delayed Draw Term Loan, 3 Month LIBOR + 3.250%, 3.250%(c), Maturity Date 06/29/28 (cost $853,081)	862	684,684	—	(168,397)
TMC Buyer, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 06/30/28 (cost $176,227)^	194	177,097	870	—
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 09/15/28 (cost $103,975)	104	100,552	—	(3,423)

		$6,306,840	$870	$(378,548)

Futures contracts outstanding at August 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
106	20 Year U.S. Treasury Bonds	Dec. 2022	$14,399,438	$(141,208)

Short Positions:
573	2 Year U.S. Treasury Notes	Dec. 2022	119,372,016	317,159
60	5 Year Euro-Bobl	Sep. 2022	7,421,355	135,316
874	5 Year U.S. Treasury Notes	Dec. 2022	96,856,951	476,715
40	10 Year Euro-Bund	Sep. 2022	5,948,098	166,179
658	10 Year U.S. Treasury Notes	Dec. 2022	76,924,312	437,276
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	747,500	540
124	Euro Schatz Index	Sep. 2022	13,534,305	96,296

				1,629,481

				$1,488,273

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    47

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Forward foreign currency exchange contracts outstanding at August 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/22	Morgan Stanley & Co. International PLC	GBP 25,379	$29,990,090	$29,484,211	$—	$(505,879)
Euro,
Expiring 09/02/22	BNP Paribas S.A.	EUR 74,675	74,466,698	75,054,172	587,474	—
Expiring 09/02/22	Standard Chartered Bank	EUR 2,155	2,192,072	2,166,343	—	(25,729)

			$106,648,860	$106,704,726	587,474	(531,608)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/22	The Toronto-Dominion Bank	GBP 25,379	$30,657,185	$29,484,211	$1,172,974	$—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP 25,379	30,007,957	29,502,782	505,175	—
Euro,
Expiring 09/02/22	BNP Paribas S.A.	EUR 76,830	78,841,547	77,220,516	1,621,031	—
Expiring 10/04/22	BNP Paribas S.A.	EUR 74,675	74,628,966	75,217,270	—	(588,304)

			$214,135,655	$211,424,779	3,299,180	(588,304)

					$3,886,654	$(1,119,912)

Credit default swap agreements outstanding at August 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Value at Trade Date	Value at August 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.37.V2	12/20/26	5.000	%(Q)	57,806	4.973%	$3,517,595	$640,485	$(2,877,110)
CDX.NA.HY.38.V2	06/20/27	5.000	%(Q)	41,194	5.325%	(1,064,610)	(92,804)	971,806

						$2,452,985	$547,681	$(1,905,304)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

See Notes to Financial Statements.

particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$12,811,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    49

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$157,363,414	$—
Bank Loans	—	3,002,015,897	268,875,185
Corporate Bonds	—	468,214,827	45,733
Residential Mortgage-Backed Securities	—	5,622,369	—
Common Stocks	4,046,884	1,575,531	—
Rights	—	—	34,094
Short-Term Investment
Affiliated Mutual Fund	44,519,641	—	—

Total	$48,566,525	$3,634,792,038	$268,955,012

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$—	$870
Futures Contracts	1,629,481	—	—
OTC Forward Foreign Currency Exchange Contracts	—	3,886,654	—
Centrally Cleared Credit Default Swap Agreement	—	971,806	—

Total	$1,629,481	$4,858,460	$870

Liabilities
Unfunded Loan Commitments	$—	$(314,293)	$(64,255)
Futures Contracts	(141,208)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,119,912)	—
Centrally Cleared Credit Default Swap Agreement	—	(2,877,110)	—

Total	$(141,208)	$(4,311,315)	$(64,255)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Rights	Unfunded Loan Commitments
Balance as of 02/28/22	$368,895,323	$45,733	$6,687	$(61,843)
Realized gain (loss)	(1,726,479)	—	—	—
Change in unrealized appreciation (depreciation)	(11,470,834)	(375,165)	27,407	(32,092)
Purchases/Exchanges/Issuances	96,651,265	—	—	—
Sales/Paydowns	(108,295,596)	—	—	—

See Notes to Financial Statements.

	Bank Loans	Corporate Bonds	Rights	Unfunded Loan Commitments
Accrued discount/premium	$209,120	$375,165	$—	—
Transfers into Level 3*	99,088,676	—	—	—
Transfers out of Level 3*	(174,476,290)	—	—	30,550

Balance as of 08/31/22	$268,875,185	$45,733	$34,094	$(63,385)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(11,684,957)	$(375,165)	$27,407	$(43,000)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs	Rate (Weighted Average)

Corporate Bonds	$3	Market	Contingent Value	Contingent Value	$ 0.00
				Unadjusted Last
Corporate Bonds	45,730	Market	Transaction Based	Traded Price	$ 0.68
Rights	34,094	Market	Contingent Value	Contingent Value	$1.98-$9.53($5.76)

	$79,827

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2022, the aggregate value of these securities and/or derivatives was $268,811,800. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2022 were as follows:

Software	9.5%
Telecommunications	6.8
Banks	6.4
Retail	5.9
Commercial Services	5.7
Healthcare-Services	4.6
Collateralized Loan Obligations	4.0

Computers	3.7%
Media	3.6
Packaging & Containers	3.5
Chemicals	3.4
Pharmaceuticals	3.1
Entertainment	3.0
Diversified Financial Services	2.6

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    51

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Industry Classification (continued):

Airlines	2.5%
Insurance	2.0
Building Materials	1.8
Auto Parts & Equipment	1.8
Transportation	1.7
Metal Fabricate/Hardware	1.4
Foods	1.4
Engineering & Construction	1.3
Machinery-Diversified	1.2
Real Estate Investment Trusts (REITs)	1.2
Beverages	1.2
Oil & Gas	1.2
Aerospace & Defense	1.2
Affiliated Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	1.1
Electric	1.1
Home Furnishings	1.0
Environmental Control	1.0
Leisure Time	0.8
Apparel	0.7
Real Estate	0.7
Semiconductors	0.7
Lodging	0.7
Auto Manufacturers	0.6
Electronics	0.6
Pipelines	0.5
Distribution/Wholesale	0.5
Cosmetics/Personal Care	0.5

Healthcare-Products	0.5%
Internet	0.5
Housewares	0.4
Advertising	0.4
Machinery-Construction & Mining	0.3
Holding Companies-Diversified	0.3
Forest Products & Paper	0.3
Agriculture	0.3
Textiles	0.2
Energy-Alternate Sources	0.2
Home Builders	0.2
Residential Mortgage-Backed Securities	0.1
Household Products/Wares	0.1
Oil, Gas & Consumable Fuels	0.1
Investment Companies	0.1
Wireless Telecommunication Services	0.1
Private Equity	0.0	*
Miscellaneous Manufacturing	0.0	*
Iron/Steel	0.0	*
Gas Utilities	0.0	*
Real Estate Management & Development	0.0	*

	100.3
Liabilities in excess of other assets	(0.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2022 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$971,806*		Due from/to broker-variation margin swaps	$2,877,110	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,886,654		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,119,912
Interest rate contracts	Due from/to broker-variation margin futures	1,629,481	*	Due from/to broker-variation margin futures	141,208	*

		$6,487,941			$4,138,230

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(5,322,607)
Foreign exchange contracts	—	11,288,002	—
Interest rate contracts	18,762,604	—	—

Total	$18,762,604	$11,288,002	$(5,322,607)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$708,016
Foreign exchange contracts	—	2,216,996	—
Interest rate contracts	3,100,839	—	—

Total	$3,100,839	$2,216,996	$708,016

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    53

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

For the six months ended August 31, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$7,820,959
Futures Contracts - Short Positions (1)	326,004,309
Forward Foreign Currency Exchange Contracts - Purchased (2)	102,917,461
Forward Foreign Currency Exchange Contracts - Sold (2)	208,795,889
Credit Default Swap Agreements - Sell Protection (1)	132,666,667

*	Average volume is based on average quarter end balances as noted for the six months ended August 31, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$42,907,262	$(42,907,262)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP Paribas S.A.	$2,208,505	$(588,304)	$1,620,201	$(1,620,201)	$—
Morgan Stanley & Co. International PLC	505,175	(505,879)	(704)	—	(704)
Standard Chartered Bank	—	(25,729)	(25,729)	—	(25,729)
The Toronto-Dominion Bank	1,172,974	—	1,172,974	(950,000)	222,974

	$3,886,654	$(1,119,912)	$2,766,742	$(2,570,201)	$196,541

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2022

Assets

Investments at value, including securities on loan of $42,907,262:
Unaffiliated investments (cost $4,213,989,570)	$3,907,793,934
Affiliated investments (cost $44,500,632)	44,519,641
Cash	1,785,802
Receivable for investments sold	143,163,506
Dividends and interest receivable	23,987,475
Deposit with broker for centrally cleared/exchange-traded derivatives	12,811,000
Receivable for Fund shares sold	12,278,568
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,886,654
Due from broker—variation margin futures	103,821
Unrealized appreciation on unfunded loan commitment	870
Prepaid expenses	280

Total Assets	4,150,331,551

Liabilities

Payable for investments purchased	114,291,228
Payable to broker for collateral for securities on loan	44,390,336
Payable for Fund shares purchased	25,247,800
Loan payable	20,268,000
Management fee payable	1,731,745
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,119,912
Accrued expenses and other liabilities	1,110,181
Dividends payable	760,924
Unrealized depreciation on unfunded loan commitments	378,548
Due to broker—variation margin swaps	114,275
Distribution fee payable	106,592
Payable to custodian	8,923
Affiliated transfer agent fee payable	5,226
Directors’ fees payable	3,499

Total Liabilities	209,537,189

Net Assets	$3,940,794,362

Net assets were comprised of:
Common stock, at par	$4,343
Paid-in capital in excess of par	4,309,861,712
Total distributable earnings (loss)	(369,071,693)

Net assets, August 31, 2022	$3,940,794,362

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    55

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2022

Class A

Net asset value and redemption price per share, ($206,141,160 ÷ 22,737,333 shares of common stock issued and outstanding)	$9.07
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.28

Class C

Net asset value, offering price and redemption price per share, ($72,997,931 ÷ 8,048,468 shares of common stock issued and outstanding)	$9.07

Class Z

Net asset value, offering price and redemption price per share, ($3,202,221,607 ÷ 352,850,390 shares of common stock issued and outstanding)	$9.08

Class R6

Net asset value, offering price and redemption price per share, ($459,433,664 ÷ 50,618,452 shares of common stock issued and outstanding)	$9.08

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended August 31, 2022

Net Investment Income (Loss)

Income
Interest income	$122,546,078
Unaffiliated dividend income	565,509
Income from securities lending, net (including affiliated income of $52,197)	81,522

Total income	123,193,109

Expenses
Management fee	14,565,851
Distribution fee(a)	654,687
Transfer agent’s fees and expenses (including affiliated expense of $21,039)(a)	1,887,042
Custodian and accounting fees	509,097
Registration fees(a)	162,657
Shareholders’ reports	59,477
SEC registration fees	43,520
Audit fee	31,758
Directors’ fees	25,099
Legal fees and expenses	19,631
Miscellaneous	282,315

Total expenses	18,241,134
Less: Fee waiver and/or expense reimbursement(a)	(1,759,179)

Net expenses	16,481,955

Net investment income (loss)	106,711,154

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,551))	(42,531,556)
Futures transactions	18,762,604
Forward currency contract transactions	11,288,002
Swap agreement transactions	(5,322,607)
Foreign currency transactions	427,428

(17,376,129)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $20,732)	(230,894,000)
Futures	3,100,839
Forward currency contracts	2,216,996
Swap agreements	708,016
Foreign currencies	(407,300)
Unfunded loan commitments	(215,309)

(225,490,758)

Net gain (loss) on investment and foreign currency transactions	(242,866,887)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(136,155,733)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    57

Statement of Operations  (unaudited)

Six Months Ended August 31, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	278,334	376,353	—	—
Transfer agent’s fees and expenses	86,216	28,473	1,770,958	1,395
Registration fees	20,820	14,168	105,083	22,586
Fee waiver and/or expense reimbursement	(86,963)	(35,691)	(1,541,865)	(94,660)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2022	Year Ended February 28, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$106,711,154	$76,970,709
Net realized gain (loss) on investment and foreign currency transactions	(17,376,129)	15,565,022
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(225,490,758)	(78,023,779)

Net increase (decrease) in net assets resulting from operations	(136,155,733)	14,511,952

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,007,905)	(4,543,164)
Class C	(1,419,279)	(1,214,151)
Class Z	(87,780,869)	(67,934,273)
Class R6	(11,083,224)	(6,981,007)

	(105,291,277)	(80,672,595)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,591,215,286	4,390,203,505
Net asset value of shares issued in reinvestment of dividends and distributions	101,701,547	77,175,911
Cost of shares purchased	(1,993,120,911)	(585,975,451)

Net increase (decrease) in net assets from Fund share transactions	(300,204,078)	3,881,403,965

Total increase (decrease)	(541,651,088)	3,815,243,322

Net Assets:

Beginning of period	4,482,445,450	667,202,128

End of period	$3,940,794,362	$4,482,445,450

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    59

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.51		$9.65	$9.38		$9.72	$9.94	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.32	0.45		0.53	0.47	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)		(0.13)	0.27	(b)	(0.33)	(0.22)	0.01
Total from investment operations	(0.23)		0.19	0.72		0.20	0.25	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.33)	(0.45)		(0.54)	(0.47)	(0.46)
Distributions from net realized gains	-		-	-		-	-	(0.01)
Total dividends and distributions	(0.21)		(0.33)	(0.45)		(0.54)	(0.47)	(0.47)
Net asset value, end of period	$9.07		$9.51	$9.65		$9.38	$9.72	$9.94
Total Return(c):	(2.42)%		1.93%	8.25%		2.14%	2.58%	4.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$206,141		$221,472	$60,644		$61,392	$93,851	$79,462
Average net assets (000)	$220,852		$132,395	$48,786		$79,796	$100,319	$75,379
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.96	%(f)(g)	0.95%	0.97	%(g)	0.97%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	1.04	%(f)(g)	1.07%	1.17	%(g)	1.11%	1.09%	1.09%
Net investment income (loss)	4.56	%(f)	3.29%	5.04%		5.53%	4.74%	4.53%
Portfolio turnover rate(h)	24%		43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% and 0.02%, for the six months ended August 31, 2022 and year ended February 28, 2021, respectively.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.52		$9.66	$9.38		$9.72	$9.94	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.25	0.39		0.46	0.39	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)		(0.14)	0.28	(b)	(0.33)	(0.21)	- (c)
Total from investment operations	(0.28)		0.11	0.67		0.13	0.18	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.25)	(0.39)		(0.47)	(0.40)	(0.38)
Distributions from net realized gains	-		-	-		-	-	(0.01)
Total dividends and distributions	(0.17)		(0.25)	(0.39)		(0.47)	(0.40)	(0.39)
Net asset value, end of period	$9.07		$9.52	$9.66		$9.38	$9.72	$9.94
Total Return(d):	(2.89)%		1.16%	7.56%		1.38%	1.82%	3.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,998		$69,648	$24,973		$32,673	$56,098	$52,919
Average net assets (000)	$74,657		$45,432	$25,795		$44,099	$59,266	$54,061
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.71	%(g)(h)	1.70%	1.72	%(h)	1.72%	1.70%	1.70%
Expenses before waivers and/or expense reimbursement	1.80	%(g)(h)	1.84%	1.94	%(h)	1.88%	1.83%	1.84%
Net investment income (loss)	3.83	%(g)	2.54%	4.31%		4.78%	3.99%	3.79%
Portfolio turnover rate(i)	24%		43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% and 0.02%, for the six months ended August 31, 2022 and year ended February 28, 2021, respectively.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    61

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.52		$9.66	$9.39		$9.73	$9.94	$9.96
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.35	0.47		0.56	0.49	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)		(0.14)	0.28	(b)	(0.33)	(0.21)	(0.01)
Total from investment operations	(0.22)		0.21	0.75		0.23	0.28	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.48)		(0.57)	(0.49)	(0.48)
Distributions from net realized gains	-		-	-		-	-	(0.01)
Total dividends and distributions	(0.22)		(0.35)	(0.48)		(0.57)	(0.49)	(0.49)
Net asset value, end of period	$9.08		$9.52	$9.66		$9.39	$9.73	$9.94
Total Return(c):	(2.40)%		2.18%	8.51%		2.40%	2.94%	4.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,202,222		$3,794,840	$564,615		$424,819	$818,117	$400,179
Average net assets (000)	$3,696,712		$1,828,765	$283,976		$584,427	$772,275	$390,617
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.71	%(f)(g)	0.70%	0.72	%(g)	0.72%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.79	%(f)(g)	0.81%	0.90	%(g)	0.87%	0.86%	0.84%
Net investment income (loss)	4.77	%(f)	3.55%	5.18%		5.78%	5.04%	4.79%
Portfolio turnover rate(h)	24%		43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% and 0.02%, for the six months ended August 31, 2022 and year ended February 28, 2021, respectively.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.53		$9.66	$9.39		$9.73	$9.94	$9.96
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.35	0.48		0.56	0.49	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)		(0.13)	0.27	(b)	(0.33)	(0.20)	- (c)
Total from investment operations	(0.23)		0.22	0.75		0.23	0.29	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.48)		(0.57)	(0.50)	(0.49)
Distributions from net realized gains	-		-	-		-	-	(0.01)
Total dividends and distributions	(0.22)		(0.35)	(0.48)		(0.57)	(0.50)	(0.50)
Net asset value, end of period	$9.08		$9.53	$9.66		$9.39	$9.73	$9.94
Total Return(d):	(2.37)%		2.34%	8.57%		2.45%	2.99%	4.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$459,434		$396,487	$16,970		$14,790	$34,545	$26,457
Average net assets (000)	$453,043		$180,674	$11,040		$25,645	$39,870	$16,803
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.66	%(g)(h)	0.65%	0.67	%(h)	0.67%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.70	%(g)(h)	0.72%	0.93	%(h)	0.81%	0.76%	0.75%
Net investment income (loss)	4.91	%(g)	3.62%	5.31%		5.84%	5.02%	4.83%
Portfolio turnover rate(i)	24%		43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% and 0.02%, for the six months ended August 31, 2022 and year ended February 28, 2021, respectively.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    63

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Floating Rate Income Fund (the “Fund’), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The primary objective of the Fund is to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is provided to the Board at the first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

PGIM Floating Rate Income Fund    65

Notes to Financial Statements  (unaudited) (continued)

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

PGIM Floating Rate Income Fund    67

Notes to Financial Statements  (unaudited) (continued)

terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and

Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased

PGIM Floating Rate Income Fund    69

Notes to Financial Statements  (unaudited) (continued)

market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and other Loans (i.e. bank loans): The Fund invested at least 80% of its investable assets in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

PGIM Floating Rate Income Fund    71

Notes to Financial Statements  (unaudited) (continued)

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Floating Rate Income Fund    73

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.65% on average daily net assets up to and including $5 billion;	0.65%
0.625% on average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through June 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.95%
C	1.70
Z	0.70
R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$196,976	$50,027
C	—	20,314

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

PGIM Floating Rate Income Fund    75

Notes to Financial Statements  (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$1,073,447,310	$1,355,596,956

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2022, is presented as follows:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

 Short-Term Investments - Affiliated Mutual Fund:

 PGIM Institutional Money Market Fund(1)(b)(we)

$44,157,266	$137,134,879	$136,783,685	$20,732	$(9,551)	$44,519,641	44,546,369	$52,197	(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2022 were as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Tax Basis	Appreciation	Depreciation	Depreciation
$4,259,130,191	$12,944,680	$(317,789,263)	$(304,844,583)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2022 of approximately $51,437,000 which can be carried forward for an unlimited period. The Fund utilized approximately $9,078,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2023. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share, 3,250,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
C	100,000,000
Z	2,000,000,000
R6	1,000,000,000

PGIM Floating Rate Income Fund    77

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,169	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	83.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2022:
Shares sold	6,791,000	$63,268,935
Shares issued in reinvestment of dividends and distributions	538,513	4,910,498
Shares purchased	(8,029,740)	(73,388,571)
Net increase (decrease) in shares outstanding before conversion	(700,227)	(5,209,138)
Shares issued upon conversion from other share class(es)	267,085	2,507,498
Shares purchased upon conversion into other share class(es)	(106,376)	(1,003,003)
Net increase (decrease) in shares outstanding	(539,518)	$(3,704,643)

Year ended February 28, 2022:
Shares sold	20,027,117	$193,341,506
Shares issued in reinvestment of dividends and distributions	450,850	4,343,837
Shares purchased	(3,335,505)	(32,172,196)
Net increase (decrease) in shares outstanding before conversion	17,142,462	165,513,147
Shares issued upon conversion from other share class(es)	461,705	4,458,760
Shares purchased upon conversion into other share class(es)	(608,767)	(5,862,946)
Net increase (decrease) in shares outstanding	16,995,400	$164,108,961

Class C
Six months ended August 31, 2022:
Shares sold	1,951,881	$18,241,332
Shares issued in reinvestment of dividends and distributions	155,420	1,416,071
Shares purchased	(1,274,513)	(11,606,596)
Net increase (decrease) in shares outstanding before conversion	832,788	8,050,807
Shares purchased upon conversion into other share class(es)	(101,367)	(947,218)
Net increase (decrease) in shares outstanding	731,421	$7,103,589

Share Class	Shares	Amount

Year ended February 28, 2022:
Shares sold	5,532,746	$53,439,777
Shares issued in reinvestment of dividends and distributions	125,166	1,206,895
Shares purchased	(640,036)	(6,177,632)
Net increase (decrease) in shares outstanding before conversion	5,017,876	48,469,040
Shares purchased upon conversion into other share class(es)	(286,457)	(2,769,191)
Net increase (decrease) in shares outstanding	4,731,419	$45,699,849

Class Z
Six months ended August 31, 2022:
Shares sold	146,007,624	$1,361,705,163
Shares issued in reinvestment of dividends and distributions	9,555,458	87,290,902
Shares purchased	(199,887,569)	(1,826,206,859)
Net increase (decrease) in shares outstanding before conversion	(44,324,487)	(377,210,794)
Shares issued upon conversion from other share class(es)	124,168	1,167,862
Shares purchased upon conversion into other share class(es)	(1,395,450)	(12,761,490)
Net increase (decrease) in shares outstanding	(45,595,769)	$(388,804,422)

Year ended February 28, 2022:
Shares sold	391,827,314	$3,786,089,167
Shares issued in reinvestment of dividends and distributions	6,925,987	66,766,726
Shares purchased	(54,640,676)	(527,138,228)
Net increase (decrease) in shares outstanding before conversion	344,112,625	3,325,717,665
Shares issued upon conversion from other share class(es)	704,732	6,797,265
Shares purchased upon conversion into other share class(es)	(4,798,925)	(46,457,764)
Net increase (decrease) in shares outstanding	340,018,432	$3,286,057,166

Class R6
Six months ended August 31, 2022:
Shares sold	15,833,387	$147,999,856
Shares issued in reinvestment of dividends and distributions	886,337	8,084,076
Shares purchased	(8,941,013)	(81,918,885)
Net increase (decrease) in shares outstanding before conversion	7,778,711	74,165,047
Shares issued upon conversion from other share class(es)	1,215,425	11,036,351
Net increase (decrease) in shares outstanding	8,994,136	$85,201,398

Year ended February 28, 2022:
Shares sold	36,958,813	$357,333,055
Shares issued in reinvestment of dividends and distributions	503,824	4,858,453
Shares purchased	(2,121,644)	(20,487,395)
Net increase (decrease) in shares outstanding before conversion	35,340,993	341,704,113
Shares issued upon conversion from other share class(es)	4,527,673	43,837,641
Shares purchased upon conversion into other share class(es)	(391)	(3,765)
Net increase (decrease) in shares outstanding	39,868,275	$385,537,989

PGIM Floating Rate Income Fund    79

Notes to Financial Statements  (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 30, 2022 through September 28, 2023 will provide a commitment of $1,325,000,000, of which $1,200,000,000 (“Tranche A”) will be available for all Participating Funds, and of which $125,000,000 (“Tranche B”) will be solely available to the Fund and the PGIM Floating Rate Income ETF (the “Floating Rate Funds”). The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the Tranche A SCA and the commitment fee paid by the Floating Rate Funds will be 0.15% of the unused portion of the Tranche B SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2022. The average daily balance for the 68 days that the Fund had loans outstanding during the period was approximately $41,956,353, borrowed at a weighted average interest rate of 3.20%. The maximum loan outstanding amount during the period was $119,399,000. At August 31, 2022, the Fund had an outstanding loan balance of $20,268,000.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

“Covenant-Lite” Loans Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may

PGIM Floating Rate Income Fund    81

Notes to Financial Statements  (unaudited) (continued)

create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

PGIM Floating Rate Income Fund    83

Notes to Financial Statements  (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability

PGIM Floating Rate Income Fund    85

Notes to Financial Statements  (unaudited) (continued)

in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. The Fund may have investments linked to other interbank offered rates that may also cease to be published in the future. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR as well as loan facilities used by the Fund. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

PGIM Floating Rate Income Fund    87

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a “Highly Liquid Investment Minimum” (or “HLIM”), meaning a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule), if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board. Under the Liquidity Rule, investments classified as “highly liquid” include cash and investments convertible to cash in three business days or less without the conversion to cash significantly changing the market value of the investments.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. The LRMP Report also noted that given the Fund’s portfolio of investments (that is, more than 50% of the Fund’s assets were classified as less than highly liquid), the Fund maintained a HLIM throughout the Reporting Period.

There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

(which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance	of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2021.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Visit our website at pgim.com/investments

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, three- and five-year periods, and underperformed over the ten-year period.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2023.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia
DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R.
French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra
Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer •
Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Floating Rate Income Fund, PGIM
Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

    Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	FRFAX	FRFCX	FRFZX	PFRIX

CUSIP	74439V602	74439V701	74439V800	74439V883

MF211E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 17, 2022